UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
19,272	Alliance Bernstein National Municipal Income Fund, Inc.	$250,536
7,570	BlackRock Investment Quality Municipal Trust, Inc.	113,171
9,219	BlackRock Long-Term Municipal Advantage Trust	98,275
26,102	BlackRock Muni Intermediate Duration Fund, Inc.	371,431
25,438	BlackRock MuniAssets Fund, Inc.	311,615
6,333	BlackRock Municipal 2018 Term Trust	102,975
8,231	BlackRock Municipal 2020 Term Trust	133,836
5,770	BlackRock Municipal Bond Trust	82,857
6,634	BlackRock Municipal Income Investment Quality Trust	89,493
18,111	BlackRock Municipal Income Quality Trust	244,498
20,735	BlackRock Municipal Income Trust	274,739
11,125	BlackRock Municipal Income Trust II	154,415
42,859	BlackRock Municipal Target Term Trust	798,892
20,103	BlackRock MuniEnhanced Fund, Inc.	217,715
6,240	BlackRock MuniHoldings Fund II, Inc.	88,421
7,668	BlackRock MuniHoldings Fund, Inc.	118,011
26,008	BlackRock MuniHoldings Investment Quality Fund	346,166
15,427	BlackRock MuniHoldings Quality Fund II, Inc.	195,306
9,123	BlackRock MuniHoldings Quality Fund, Inc.	114,311
8,629	BlackRock MuniVest Fund II, Inc.	126,933
30,139	BlackRock MuniVest Fund, Inc.	288,732
22,481	BlackRock MuniYield Fund, Inc.	305,517
7,149	BlackRock MuniYield Investment Fund	101,230
5,888	BlackRock MuniYield Investment Quality Fund	76,132
15,343	BlackRock MuniYield Quality Fund II, Inc.	189,793
37,184	BlackRock MuniYield Quality Fund III, Inc.	494,175
16,463	BlackRock MuniYield Quality Fund, Inc.	239,701
14,137	Dreyfus Municipal Bond Infrastructure Fund, Inc.	154,659
11,307	Dreyfus Municipal Income, Inc.	100,972
27,087	Dreyfus Strategic Municipal Bond Fund, Inc.	214,258
29,557	Dreyfus Strategic Municipals, Inc.	237,638
21,065	DWS Municipal Income Trust	267,736
46,642	Eaton Vance Municipal Bond Fund	550,376
6,756	Eaton Vance Municipal Bond Fund II	77,289
8,327	Eaton Vance Municipal Income Term Trust	132,566
11,797	Eaton Vance National Municipal Opportunities Trust	226,738
30,917	Invesco Advantage Municipal Income Trust II	337,923
33,307	Invesco Municipal Income Opportunities Trust	216,829
50,721	Invesco Municipal Opportunity Trust	615,246
42,529	Invesco Municipal Trust	518,003
36,822	Invesco Quality Municipal Income Trust	429,713
37,443	Invesco Trust for Investment Grade Municipals	478,147
32,540	Invesco Value Municipal Income Trust	460,116
18,412	MainStay DefinedTerm Municipal Opportunities Fund	310,610
21,881	MFS High Income Municipal Trust	102,841
22,749	MFS Municipal Income Trust	144,229
8,731	Neuberger Berman Intermediate Municipal Fund, Inc.	126,163
61,035	Nuveen AMT-Free Municipal Income Fund	788,572
8,945	Nuveen AMT-Free Municipal Value Fund	143,209
30,375	Nuveen Dividend Advantage Municipal Fund	412,492
22,722	Nuveen Dividend Advantage Municipal Fund 2	306,293
31,987	Nuveen Dividend Advantage Municipal Fund 3	412,632
25,466	Nuveen Dividend Advantage Municipal Income Fund	331,822
11,456	Nuveen Enhanced Municipal Value Fund	160,155
72,005	Nuveen Insured Municipal Opportunity Fund, Inc.	982,868
30,099	Nuveen Insured Quality Municipal Fund, Inc.	380,451
36,771	Nuveen Intermediate Duration Municipal Term Fund	433,162
10,223	Nuveen Intermediate Duration Quality Municipal Term Fund	122,165
24,613	Nuveen Investment Quality Municipal Fund, Inc.	350,243
33,949	Nuveen Municipal Advantage Fund, Inc.	437,603
26,575	Nuveen Municipal High Income Opportunity Fund	334,845
35,731	Nuveen Municipal Market Opportunity Fund, Inc.	451,997
112,201	Nuveen Municipal Value Fund, Inc.	1,060,299
41,229	Nuveen Performance Plus Municipal Fund, Inc.	584,627
15,199	Nuveen Premier Municipal Income Fund, Inc.	201,539
54,212	Nuveen Premium Income Municipal Fund 2, Inc.	724,272
29,282	Nuveen Premium Income Municipal Fund 4, Inc.	363,097
48,544	Nuveen Premium Income Municipal Fund, Inc.	640,295
42,648	Nuveen Quality Income Municipal Fund, Inc.	555,277
27,565	Nuveen Select Quality Municipal Fund	362,480
11,501	Nuveen Select Tax Free	153,653
12,109	Nuveen Select Tax Free 2	157,296
8,953	Nuveen Select Tax Free 3	119,254
9,526	PIMCO Municipal Income Fund	126,410
28,334	PIMCO Municipal Income Fund II	332,358
12,337	PIMCO Municipal Income Fund III	131,883
8,492	Pioneer Municipal High Income Advantage Trust	117,020
8,562	Pioneer Municipal High Income Trust	123,036
39,959	Putnam Managed Municipal Income Trust	281,711
32,703	Putnam Municipal Opportunities Trust	371,179
20,582	Western Asset Managed Municipals Fund, Inc.	262,420
5,812	Western Asset Municipal Defined Opportunity Trust, Inc.	124,086
16,730	Western Asset Municipal High Income Fund, Inc.	115,939
6,607	Western Asset Municipal Partners Fund, Inc.	94,348
Total Closed-End Funds (Cost: $28,099,317)		24,681,916
MONEY MARKET FUND: 0.1% (Cost: $19,430)
19,430	Dreyfus Government Cash Management Fund	19,430
Total Investments: 99.9% (Cost: $28,118,747)		24,701,346
Other assets less liabilities: 0.1%		26,011
NET ASSETS: 100.0%		$24,727,357

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$24,681,916
Money Market Fund	0.1	19,430
	100.0%	$24,701,346

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$24,681,916	$—	$—	$24,681,916
Money Market Fund	19,430	—	—	19,430
Total	$24,701,346	$—	$—	$24,701,346

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.6%
Alabama: 1.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$3,395,000	6.45%, 03/10/14 (c)	$3,395,509
2,400,000	6.45%, 03/10/14 (c)	2,400,360
2,500,000	Colbert County, Alabama Health Care Authority (RB)
	5.75%, 03/10/14 (c)	2,300,850
2,500,000	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
	6.50%, 10/01/23 (c)	2,485,625
		10,582,344
Alaska: 0.2%
	Northern Tobacco Securitization Corp. (RB)
1,070,000	5.00%, 06/01/14 (c)	818,935
1,000,000	5.00%, 06/01/14 (c)	688,480
		1,507,415
Arizona: 2.9%
875,000	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A (RB)
	5.00%, 02/01/22 (c)	840,621
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
560,000	5.10%, 10/01/16 (c)	514,584
7,960,000	5.20%, 10/01/16 (c)	6,519,638
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,000,000	5.00%, 01/01/16 (c)	4,741,600
5,150,000	5.00%, 01/01/16 (c)	4,813,653
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
1,000,000	5.50%, 07/01/17 (c)	884,490
1,690,000	5.63%, 07/01/17 (c)	1,318,251
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB)
	5.25%, 10/01/20 (c)	1,423,478
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB)
	6.25%, 12/01/21 (c)	1,014,700
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB)
	6.00%, 07/01/20 (c)	912,480
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB)
	5.00%, 07/01/15 (c)	1,486,305
		24,469,800
California: 7.7%
4,800,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	4,862,448
	California Municipal Finance Authority (RB)
1,000,000	6.00%, 06/01/22 (c)	1,002,730
930,000	7.00%, 06/01/22 (c)	932,576
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB)
	5.75%, 07/01/20 (c)	1,029,580
	California Pollution Control Financing Authority, Poseidon Resources (Channelside) LP Desalination Project (RB)
8,750,000	5.00%, 07/01/22 (c) 144A	7,931,875
4,175,000	5.00%, 07/01/22 (c) 144A	3,664,982
1,000,000	California Statewide Communities Development Authority (RB)
	6.00%, 10/01/22 (c)	947,530
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB)
	5.13%, 07/15/17 (c)	3,596,520
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,050,000	5.00%, 07/01/15 (c)	967,764
2,410,000	5.25%, 07/01/15 (c)	2,383,779
3,210,000	5.25%, 07/01/15 (c)	3,105,675
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	638,618
500,000	5.25%, 07/01/17 (c)	404,115
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	7.00%, 10/01/26 144A	1,497,860
2,000,000	7.25%, 10/01/18 (c) 144A	1,549,740
5,000,000	7.25%, 10/01/18 (c) 144A	3,705,400
900,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
	6.00%, 03/10/14 (c)	850,293
	Foothill-Eastern Transportation Corridor Agency (RB)
1,000,000	6.00%, 01/15/24 (c)	1,011,900
1,000,000	6.00%, 01/15/24 (c)	1,008,900
1,000,000	6.50%, 01/15/24 (c)	1,022,720
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
1,320,000	4.50%, 06/01/17 (c)	1,127,003
1,195,000	5.00%, 06/01/17 (c)	916,661
1,000,000	5.75%, 06/01/17 (c)	789,620
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB)
	5.30%, 06/01/22 (c)	754,790
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA)
	5.00%, 09/01/15 (c)	219,678
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
800,000	5.00%, 09/01/17 (c)	785,112
3,100,000	5.00%, 09/01/17 (c)	2,841,646
505,000	5.00%, 09/01/17 (c)	448,677
2,515,000	5.50%, 09/01/17 (c)	2,505,368
465,000	5.50%, 09/01/17 (c)	451,301
815,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB)
	4.63%, 06/01/17 (c)	754,331
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB)
	5.75%, 06/01/21 (c)	228,319
3,600,000	San Buenaventura, California Community Memorial Health System (RB)
	7.50%, 12/01/21 (c)	4,032,900
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 03/10/14 (c)	294,268
4,320,000	5.50%, 03/10/14 (c)	4,209,149
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB)
	5.00%, 03/10/14 (c)	127,383
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST)
	5.38%, 09/01/22 (c)	1,007,810
1,000,000	Tobacco Securitization Authority of Southern California (RB)
	5.00%, 06/01/14 (c)	759,460
		64,368,481
Colorado: 1.9%
1,500,000	City of Lakewood, Plaza Metropolitan District No. 1 (TA)
	5.00%, 12/01/22 (c)	1,423,530
2,545,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB)
	4.00%, 12/01/22 (c)	2,306,075
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
1,100,000	5.20%, 07/01/14 (c)	1,073,633
2,700,000	5.30%, 07/01/14 (c)	2,383,614
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,000,500
1,500,000	7.00%, 06/01/22 (c)	1,497,960
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
3,250,000	5.25%, 10/01/17 (c)	3,037,092
2,000,000	5.75%, 10/01/17 (c)	1,963,940
1,500,000	Salida Hospital District (RB)
	5.25%, 10/01/16 (c)	1,449,765
		16,136,109
Connecticut: 0.5%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 03/10/14 (c)	1,330,386
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
899,000	7.00%, 04/01/20 (c)	965,130
1,500,000	7.88%, 04/01/20 (c)	1,642,065
		3,937,581
Delaware: 0.1%
1,200,000	Delaware Economic Development Authority, Exempt Facility (RB)
	5.38%, 10/01/20 (c)	1,197,192
District of Columbia: 1.1%
305,000	District of Columbia (RB)
	5.00%, 10/01/22 (c)	278,611
8,675,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
	5.00%, 10/01/22 (c)	7,605,806
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB)
	6.13%, 10/01/28 (c)	1,184,280
		9,068,697
Florida: 5.8%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,701,163
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,676,941
1,000,000	8.13%, 11/15/21 (c)	1,081,360
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA)
	5.25%, 08/01/17 (c)	1,865,500
	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	342,507
1,640,000	5.88%, 11/15/17 (c)	1,486,414
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
	7.63%, 06/15/21 (c)	4,106,760
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB)
	7.13%, 03/10/14 (c) §	3,000,450
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
5,000,000	5.25%, 06/15/17 (c)	4,910,250
3,500,000	5.38%, 06/15/17 (c)	3,243,310
1,000,000	5.75%, 06/15/22 (c)	986,150
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
	5.13%, 11/15/16 (c)	315,041
	Martin County Health Facilities Authority (RB)
500,000	5.50%, 11/15/21 (c)	513,635
1,000,000	5.50%, 11/15/21 (c)	1,009,990
1,180,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA)
	6.50%, 05/01/14 (c)	1,181,310
1,500,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 05/01/14 (c)	1,500,465
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
1,200,000	5.50%, 07/01/17 (c)	1,140,012
3,750,000	5.50%, 07/01/17 (c)	3,474,975
1,100,000	5.70%, 07/01/15 (c)	1,100,231
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,500,000	5.00%, 05/15/23 (c)	1,383,705
5,655,000	5.00%, 05/15/23 (c)	4,931,839
3,895,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB)
	7.38%, 01/01/18 (c)	3,251,351
440,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.13%, 05/01/20 (c)	475,750
965,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA)
	5.50%, 05/01/22 (c)	988,662
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB)
	8.75%, 07/01/16 (c)	3,016,976
		48,684,747
Georgia: 0.5%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
	6.13%, 09/01/20 (c)	4,127,265
Guam: 1.3%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP)
	6.88%, 12/01/20 (c)	2,780,085
1,000,000	Guam Government General Obligation, Series A (GO)
	6.75%, 11/15/19 (c)	1,039,970
1,200,000	Guam Government Limited Obligation, Series A (RB)
	5.63%, 12/01/19 (c)	1,230,684
1,000,000	Guam Government Waterworks Authority (RB)
	5.50%, 07/01/23 (c)	1,007,240
2,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.88%, 07/01/15 (c)	2,873,284
	Guam Power Authority, Series A (RB)
160,000	5.00%, 10/01/22 (c)	156,363
250,000	5.50%, 10/01/20 (c)	255,563
1,000,000	Territory of Guam (GO)
	7.00%, 11/15/19 (c)	1,050,050
1,000,000	Territory of Guam, Series A (GO)
	5.25%, 11/15/17 (c)	890,510
		11,283,749
Hawaii: 0.3%
2,500,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 03/10/14 (c)	2,502,975
Illinois: 5.9%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	1,269,281
	Illinois Finance Authority (RB)
1,000,000	5.00%, 04/01/16 (c)	867,220
500,000	5.25%, 08/15/23	489,550
1,000,000	5.75%, 05/15/22 (c)	934,790
1,000,000	6.25%, 10/01/19 (c)	1,028,120
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,800,000	5.13%, 05/15/23 (c)	2,276,680
1,500,000	5.25%, 05/15/23 (c)	1,226,670
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
3,000,000	8.13%, 02/15/20 (c)	2,988,600
4,000,000	8.25%, 02/15/20 (c)	3,986,400
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,123,605
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
470,000	8.00%, 05/15/15 (c)	400,872
610,000	8.00%, 05/15/20 (c)	490,477
5,125,000	8.13%, 05/15/20 (c)	4,123,165
4,000,000	8.25%, 05/15/20 (c)	3,218,240
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.13%, 05/15/19 (c)	634,587
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB)
	6.50%, 10/01/19 (c)	2,046,200
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/17 (c)	2,859,077
3,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 02/15/20 (c)	3,181,195
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
1,565,000	8.00%, 05/15/20 (c)	1,639,118
10,000,000	8.00%, 05/15/20 (c)	10,396,700
1,250,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 02/26/14 (c)	1,251,475
3,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	2,421,420
		49,853,442
Indiana: 3.0%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,506,075
4,000,000	7.13%, 11/15/22 (c)	4,003,240
2,000,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	2,068,160
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,453,067
4,500,000	5.50%, 08/15/20 (c)	4,169,385
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,000,000	5.00%, 06/01/22 (c)	1,959,900
2,500,000	5.00%, 06/01/22 (c)	2,367,275
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	841,506
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB)
	5.50%, 03/10/14 (c)	1,320,079
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c) 144A	1,865,140
3,000,000	5.75%, 09/01/17 (c) 144A	2,767,590
1,160,000	5.80%, 09/01/17 (c) 144A	1,065,796
		25,387,213
Iowa: 1.6%
2,685,000	Iowa Finance Authority, Alcoa, Inc. Project (RB)
	4.75%, 08/01/22 (c)	2,324,351
5,000,000	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
	5.25%, 12/01/23 (c)	4,653,200
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
500,000	5.00%, 12/01/19	494,255
3,000,000	5.50%, 12/01/18 (c)	2,894,130
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB)
	5.50%, 11/15/17 (c) § ♦	615,000
230,000	Iowa Tobacco Settlement Authority (RB)
	5.50%, 06/01/15 (c)	189,407
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB)
	5.38%, 06/01/15 (c)	2,366,760
		13,537,103
Kansas: 4.1%
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
1,000,000	5.00%, 05/15/17 (c)	935,930
2,000,000	5.00%, 05/15/17 (c)	1,789,660
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
30,000,000	5.13%, 01/01/17 (c)	28,368,000
1,000,000	5.25%, 01/01/17 (c)	959,600
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB)
	6.00%, 12/15/22 (c)	2,370,480
		34,423,670
Kentucky: 1.9%
11,500,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	10,027,540
2,000,000	Kentucky Economic Development Finance Authority (RB)
	6.00%, 06/01/20 (c)	2,114,860
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
	6.38%, 06/01/20 (c)	1,394,019
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB)
	6.38%, 06/01/20 (c)	2,105,260
		15,641,679
Louisiana: 1.1%
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.25%, 07/01/17 § ♦ *	1,657,500
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,011,975
2,300,000	6.50%, 11/01/20 (c)	2,514,337
270,000	Louisiana Public Facilities Authority (RB) (CIFG)
	4.50%, 07/01/16 (c)	206,782
2,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.38%, 12/01/19 (c) 144A	2,546,701
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
	5.38%, 05/15/17 (c)	1,053,812
		8,991,107
Maine: 1.0%
2,000,000	Maine Health & Higher Educational Facilities Authority (RB)
	5.00%, 07/01/23 (c)	2,014,840
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,234,830
2,220,000	6.75%, 07/01/21 (c)	2,329,024
1,050,000	6.95%, 07/01/21 (c)	1,114,008
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB)
	6.88%, 03/10/14 (c)	2,008,460
		8,701,162
Maryland: 0.7%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	2,236,417
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST)
	5.50%, 07/01/20 (c)	2,840,220
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB)
	5.00%, 12/01/16 (c) ♦	1,000,000
Massachusetts: 0.4%		6,076,637
465,000	Massachusetts Health & Educational Facilities Authority (RB)
	5.38%, 03/10/14 (c)	455,505
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB)
	5.50%, 07/01/15 (c)	2,863,350
		3,318,855
Michigan: 2.3%
315,000	Detroit, Michigan, Series A
	5.00%, 07/01/34	291,088
1,000,000	Detroit, Michigan, Series A-1 (GO)
	5.00%, 04/01/16 ♦	300,000
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
3,250,000	4.75%, 07/01/23 (c)	2,744,592
990,000	7.38%, 07/01/20 (c)	1,026,858
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,474,609
1,000,000	5.75%, 07/01/15 (c)	1,024,890
3,450,000	6.00%, 07/01/15 (c)	3,528,039
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB)
	5.63%, 05/15/22 (c)	1,422,300
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,350,000	7.38%, 10/01/20	1,215,216
1,000,000	8.00%, 10/01/19 (c)	870,060
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
700,000	5.13%, 06/01/17 (c)	598,759
4,000,000	6.88%, 06/01/18 (c)	3,663,960
		19,160,371
Minnesota: 1.4%
3,500,000	Saint Paul Housing & Redevelopment Authority (RB)
	5.00%, 05/01/23 (c)	3,166,345
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	500,305
500,000	6.00%, 08/01/17 (c)	489,970
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/15 (c)	2,551,175
	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,225,718
2,500,000	6.00%, 05/01/19 (c)	2,560,075
		11,493,588
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA)
	5.00%, 03/01/16 (c)	285,956
Missouri: 1.1%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	946,680
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,495,000	6.25%, 03/10/14 (c)	2,513,787
3,500,000	6.50%, 03/10/14 (c)	3,509,450
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
580,000	5.00%, 06/15/15 (c)	537,776
1,150,000	5.25%, 06/15/15 (c)	1,014,553
570,000	5.35%, 06/15/15 (c)	465,952
		8,988,198
Nebraska: 0.4%
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/15 (c)	3,341,450
Nevada: 0.2%
	City of North Las Vegas, Nevada (GO)
1,220,000	5.00%, 06/01/21 (c)	1,055,105
715,000	5.00%, 06/01/21 (c)	607,378
		1,662,483
New Jersey: 6.9%
1,000,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB)
	5.63%, 01/01/18 (c)	895,600
1,350,000	New Jersey Economic Development Authority (RB)
	5.13%, 01/01/24 (c)	1,356,710
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
4,100,000	4.88%, 09/15/19	4,045,429
1,150,000	5.25%, 08/20/22 (c)	1,122,423
2,215,000	5.50%, 03/10/14 (c)	2,214,867
4,085,000	5.75%, 09/15/22 (c)	4,182,141
9,140,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.63%, 01/01/16 (c)	9,188,625
5,550,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB)
	6.25%, 07/01/21 (c)	5,728,599
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
	6.63%, 07/01/18 (c)	2,036,020
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
14,330,000	5.00%, 06/01/17 (c)	11,742,862
5,885,000	5.00%, 06/01/17 (c)	4,346,543
	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
7,035,000	4.50%, 06/01/17 (c)	6,614,870
1,000,000	4.75%, 06/01/17 (c)	738,740
400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	4.53%, 06/01/17 (c) ^	53,224
3,800,000	Tobacco Settlement Financing Corp., Series A (RB)
	4.63%, 06/01/17 (c)	3,289,280
		57,555,933
New Mexico: 1.5%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB)
	6.25%, 06/01/20 (c)	3,329,597
3,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	2,688,930
8,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	6,585,520
		12,604,047
New York: 6.8%
4,510,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB)
	5.88%, 02/01/20 (c)	4,632,266
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB)
	6.75%, 06/01/15 (c)	1,016,530
4,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB)
	6.00%, 11/15/16 (c)	3,996,889
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 02/15/17 (c)	1,008,920
	Nassau County Local Economic Assistance Corp. (RB)
1,000,000	5.00%, 07/01/22 (c)	1,019,890
415,000	5.00%, 07/01/22 (c)	416,959
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB)
	6.70%, 01/01/18 (c)	263,745
200,000	New York City Industrial Development Agency (RB) (FGIC)
	4.50%, 09/01/16 (c)	193,852
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB)
	8.00%, 08/01/16 (c) ♦	2,265,094
	New York City Industrial Development Agency, British Airways Plc Project (RB)
6,550,000	5.25%, 03/10/14 (c)	5,999,734
5,000,000	7.63%, 03/10/14 (c)	5,074,600
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c) ♦ §	780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	1,868,600
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,700,169
790,000	5.00%, 01/01/17 (c)	702,752
600,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 03/10/14 (c)	595,176
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB)
	5.00%, 12/01/16 (c)	905,590
2,000,000	New York Liberty Development Corp. (RB)
	5.00%, 03/15/22 (c)	1,999,900
1,150,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.63%, 03/10/14 (c)	1,150,115
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center Project (RB)
3,000,000	4.50%, 07/01/22 (c)	2,556,150
6,140,000	5.00%, 07/01/22 (c)	5,161,038
	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
1,295,000	4.75%, 06/01/16 (c)	1,164,723
2,860,000	5.00%, 06/01/16 (c)	2,396,365
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA)
	5.00%, 01/01/17 (c)	1,001,290
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,640,000	5.00%, 06/01/16 (c)	6,030,405
2,325,000	5.13%, 06/01/16 (c)	1,747,331
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB)
	5.13%, 06/01/15 (c)	1,298,685
		56,946,768
North Carolina: 0.8%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c) §	2,662,260
850,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB)
	5.25%, 10/01/17 (c)	781,711
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	224,903
820,000	5.00%, 03/01/22 (c)	740,960
1,330,000	5.00%, 03/01/22 (c)	1,173,326
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,408,001
		6,991,161
North Dakota: 0.1%
500,000	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
	5.00%, 12/01/21 (c)	498,650
Ohio: 4.9%
	Buckeye Tobacco Settlement Financing Authority (RB)
500,000	5.13%, 06/01/17 (c)	421,400
1,000,000	6.00%, 06/01/17 (c)	800,270
540,000	6.25%, 06/01/22 (c)	442,708
2,500,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.88%, 06/01/17 (c)	2,012,400
750,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 03/10/14 (c)	750,075
1,035,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.38%, 03/10/14 (c)	988,301
1,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	1,703,345
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
	6.63%, 11/01/20 (c)	2,401,729
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,712,060
3,000,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	2,519,820
3,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	3,959,945
2,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,581,940
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB)
	6.75%, 02/01/22 (c)	819,120
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB)
	5.75%, 04/01/15 (c)	3,587,204
4,805,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	4,256,029
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 03/10/14 (c)	4,909,700
1,000,000	Ohio State Water Development Authority (RB)
	5.88%, 06/01/16 (p)	1,086,040
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
2,000,000	5.75%, 12/01/22 (c)	1,896,380
6,000,000	6.00%, 12/01/22 (c)	5,655,360
		41,503,826
Oklahoma: 0.9%
2,057,834	Kingfisher Hospital Authority (RB)
	6.50%, 03/10/14 (c) § ♦	2,058,204
1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
	5.13%, 04/01/22 (c)	1,413,675
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB)
	6.00%, 01/01/22 (c)	999,930
3,500,000	Tulsa, Oklahoma Municipal Airport Trust, American Airlines, Inc., Series B (RB)
	5.50%, 06/01/23 (c)	3,316,810
		7,788,619
Oregon: 0.2%
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c) 144A	670,313
750,000	6.38%, 09/01/20 (c) 144A	775,313
		1,445,626
Pennsylvania: 1.8%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,088,293
1,000,000	6.75%, 12/01/21 (c)	1,052,540
1,000,000	6.88%, 11/01/19 (c)	1,034,000
400,000	Cumberland County Municipal Authority (RB)
	5.25%, 01/01/22 (c)	376,520
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) § ♦	3,197,880
2,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	2,516,450
600,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	615,432
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 03/10/14 (c)	1,799,874
2,130,000	Philadelphia Authority for Industrial Development (RB)
	8.20%, 01/01/23 (c)	2,164,634
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
490,000	5.50%, 07/01/17 (c)	434,204
800,000	5.63%, 07/01/22 (c)	681,512
		14,961,339
Puerto Rico: 3.6%
	Commonwealth of Puerto Rico (GO)
420,000	4.50%, 07/01/22 (c)	276,394
415,000	5.13%, 07/01/22 (c)	276,436
500,000	5.50%, 07/01/18	398,805
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
1,740,000	5.25%, 07/01/22 (c)	1,154,420
700,000	5.75%, 07/01/22 (c)	485,485
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
	5.00%, 07/01/22 (c)	689,530
7,705,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
	6.00%, 07/01/22 (c)	5,521,326
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	7.05%, 05/15/15 (c) ^	880,620
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/23	700,880
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB)
	5.00%, 07/01/16 (c)	1,830,120
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
300,000	5.00%, 07/01/22 (c)	195,846
3,850,000	5.50%, 07/01/22 (c)	2,651,803
	Puerto Rico Convention Center District Authority (RB) (CIFG)
25,000	4.50%, 07/01/16 (c)	15,947
500,000	5.00%, 07/01/16 (c)	332,100
	Puerto Rico Electric Power Authority (RB)
975,000	5.00%, 07/01/20 (c)	672,155
165,000	5.00%, 07/01/20 (c)	113,749
275,000	5.00%, 07/01/17 (c)	174,647
25,000	5.25%, 07/01/20 (c)	17,294
85,000	5.38%, 07/01/18 (c)	59,488
350,000	7.00%, 07/01/23 (c)	256,683
	Puerto Rico Electric Power Authority, Series A (RB)
4,500,000	5.00%, 07/01/22 (c)	2,553,795
2,900,000	5.05%, 07/01/22 (c)	1,658,278
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	431,460
500,000	5.00%, 07/01/16	433,100
500,000	5.25%, 07/01/20 (c)	336,600
2,500,000	5.25%, 07/01/20 (c)	1,641,150
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL)
	5.25%, 07/01/33	688,759
	Puerto Rico Highways & Transportation Authority (RB)
500,000	5.00%, 07/01/15 (c)	424,150
115,000	5.00%, 07/01/15 (c)	93,479
400,000	5.00%, 07/01/15 (c)	245,620
780,000	5.00%, 03/10/14 (c)	494,153
200,000	5.00%, 07/01/17 (c)	112,200
250,000	5.50%, 07/01/22	180,175
	Puerto Rico Infrastructure Financing Authority (RB)
1,000,000	5.00%, 12/15/21 (c)	705,820
265,000	5.00%, 07/01/16 (c)	180,261
860,000	5.25%, 12/15/21 (c)	574,196
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
25,000	5.50%, 07/01/17 (c)	19,940
20,000	6.00%, 07/01/19	16,092
35,000	6.00%, 07/01/19 (c)	27,319
1,570,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD)
	5.25%, 07/01/14 (c)	1,075,403
1,615,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD)
	5.25%, 07/01/22 (c)	1,068,985
250,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB)
	5.50%, 08/01/21 (c)	159,278
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate, Series C (RB)
	5.50%, 08/01/20 (c)	60,833
445,000	University of Puerto Rico, Series P (RB)
	5.00%, 06/01/16 (c)	322,572
		30,207,346
Rhode Island: 0.9%
6,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	7,475,424
20,000	Tobacco Settlement Financing Corp., Series A (RB)
	6.25%, 03/10/14 (c)	19,998
		7,495,422
South Carolina: 1.9%
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
4,450,000	5.50%, 05/01/17 (c)	4,458,722
3,100,000	5.63%, 05/01/17 (c)	2,958,609
9,585,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	8,503,045
		15,920,376
South Dakota: 0.8%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
1,500,000	5.00%, 11/15/16 (c)	1,533,435
5,675,000	5.00%, 11/15/16 (c)	5,225,824
		6,759,259
Tennessee: 0.8%
	Shelby County, Tennessee Health, Educational and Housing Facility Board (RB)
2,000,000	5.25%, 12/01/22 (c)	1,795,320
2,500,000	5.38%, 12/01/22 (c)	2,244,850
3,000,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
	5.50%, 09/01/23 (c)	2,528,250
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB)
	5.25%, 09/01/16 (c)	404,709
		6,973,129
Texas: 7.1%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier, Series A (RB) (XLCA)
	5.25%, 01/01/17 (c)	1,014,730
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,392,104
725,000	Decatur, Texas Hospital Authority, Series A (RB)
	6.38%, 09/01/23 (c)	697,805
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	969,210
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB)
	5.13%, 01/01/23 (c)	778,050
	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
705,000	5.00%, 08/15/16	743,648
1,000,000	5.00%, 08/15/17 (c)	1,001,260
2,000,000	Houston, Texas Airport System Revenue, Series E (RB)
	6.75%, 03/10/14 (c)	2,000,420
7,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	7,831,875
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB)
	8.25%, 07/01/22 (c) §	3,068,790
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
4,000,000	5.00%, 11/01/22 (c)	4,044,880
225,000	5.25%, 11/01/20 (c)	227,270
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 03/10/14 (c)	2,002,720
3,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 03/10/14 (c)	3,063,550
	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
1,080,000	7.00%, 12/01/21 (c)	1,072,062
1,000,000	7.25%, 12/01/21 (c)	971,680
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
	5.00%, 07/15/15 (c)	467,905
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	10,163,500
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,532,865
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	1,055,555
	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
500,000	5.63%, 12/15/17	561,465
500,000	6.25%, 12/15/26	590,620
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	5,530,300
475,000	Texas Transportation Commission, Series A (RB)
	5.00%, 08/15/22 (c)	475,646
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
1,035,000	6.00%, 01/01/21 (c)	1,018,978
3,885,000	7.00%, 01/01/21 (c)	3,916,274
2,300,000	7.13%, 01/01/21 (c)	2,292,594
325,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB)
	5.50%, 03/10/14 (c)	324,292
		59,810,048
Vermont: 0.6%
5,000,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	4,238,000
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,027,543
		5,265,543
Virgin Islands: 0.5%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB)
	4.25%, 10/01/16 (c)	830,945
800,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series A (RB) (ACA)
	5.00%, 10/01/14 (c)	799,944
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,077,010
1,125,000	Virgin Islands Water and Power Authority, Series B (RB)
	5.00%, 07/01/17 (c)	1,028,621
		3,736,520
Virginia: 3.2%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	557,536
2,500,000	5.00%, 01/01/23 (c)	2,224,975
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB)
	5.13%, 10/01/17 (c)	1,521,657
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
1,000,000	5.00%, 12/01/23 (c)	896,230
2,000,000	5.00%, 12/01/23 (c)	1,769,220
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,595,189
1,000,000	6.88%, 03/01/21 (c)	1,110,490
	Hanover County, Virginia Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,253,865
1,500,000	5.00%, 07/01/22 (c)	1,232,925
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	837,270
9,050,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	5,993,181
5,000,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
	6.00%, 07/01/22 (c)	5,238,100
2,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	2,529,175
		26,759,813
Washington: 2.5%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	2,723,910
1,000,000	Washington Health Care Facilities Authority (RB)
	4.75%, 12/01/16 (c)	920,750
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	826,673
4,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	3,615,080
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,545,000	5.25%, 01/01/17	1,528,160
4,000,000	5.63%, 01/01/17 (c)	3,726,840
8,800,000	5.63%, 01/01/17 (c)	7,813,168
		21,154,581
West Virginia: 2.4%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	2,523,450
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	4,654,554
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,404,660
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
1,500,000	6.50%, 10/01/18 (c)	1,501,020
3,000,000	6.50%, 10/01/18 (c)	2,910,150
6,505,000	6.75%, 10/01/18 (c)	6,462,978
		20,456,812
Wisconsin: 1.7%
3,000,000	Public Finance Authority (RB)
	7.00%, 10/01/20 (c)	2,787,960
5,880,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	4,838,652
450,000	Wisconsin Health & Educational Facilities Authority (RB)
	5.25%, 08/15/16 (c)	451,890
1,750,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,754,287
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	4,469,640
		14,302,429
Total Municipal Bonds (Cost: $864,332,803)		827,866,516

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $5,761,440)
5,761,440	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	5,761,440
Total Investments: 99.3% (Cost: $870,094,243)		833,627,956
Other assets less liabilities: 0.7%		5,864,521
NET ASSETS: 100.0%		$839,492,477

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.
§	Illiquid Security — the aggregate value of illiquid securities is $17,040,084 which represents 1.9% of net assets.
s	Security in default
*	Non-income producing

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	4.6%	$38,224,315
Development	12.9	107,267,075
Education	3.7	30,606,372
Facilities	2.8	23,800,692
General Obligation	10.4	86,734,632
Higher Education	4.2	34,953,952
Housing	0.4	3,016,976
Medical	23.6	197,124,123
Nursing Homes	14.1	117,454,790
Pollution	5.3	43,845,454
Power	1.3	11,212,424
Single Family Housing	0.6	4,862,448
Tobacco Settlement	7.3	60,939,295
Transportation	5.8	48,288,004
Utilities	0.1	1,152,085
Water	2.2	18,383,879
Money Market Fund	0.7	5,761,440
	100.0%	$833,627,956

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$827,866,516	$—	$827,866,516
Money Market Fund	5,761,440	—	—	5,761,440
Total	$5,761,440	$827,866,516	$—	$833,627,956

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.4%
Alabama: 0.3%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB)
	5.00%, 09/01/22 (c)	$111,494
	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
350,000	5.00%, 03/01/21	414,106
1,000,000	5.00%, 03/01/22	1,180,100
		1,705,700
Arizona: 2.2%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP)
	5.00%, 06/01/22	969,637
2,000,000	Arizona Department of Transportation State Highway Fund Revenue (RB)
	5.00%, 07/01/22 (c)	2,265,000
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
	5.00%, 04/01/20 (c)	547,855
	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
500,000	5.00%, 07/01/19 (c)	559,070
750,000	5.00%, 07/01/20 (c)	860,805
500,000	5.00%, 07/01/20 (c)	580,615
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
500,000	5.00%, 07/01/21	597,445
680,000	5.00%, 07/01/21 (c)	788,780
1,200,000	5.00%, 07/01/21 (c)	1,381,500
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,095,160
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO)
	4.00%, 07/01/22	853,972
5,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	5,639
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
250,000	5.00%, 01/01/19 (c)	274,680
1,000,000	5.00%, 12/01/21 (c)	1,164,230
1,000,000	5.00%, 12/01/21 (c)	1,122,910
		13,067,298
Arkansas: 0.8%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	2,915,588
1,100,000	5.00%, 04/01/21	1,320,594
300,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO)
	5.00%, 06/15/21	360,858
		4,597,040
California: 12.2%
1,880,000	Alameda County Joint Powers Authority (RB)
	5.25%, 12/01/23 (c)	2,164,876
1,175,000	California Health Facilities Financing Authority (RB)
	5.00%, 03/01/23 (c)	1,317,751
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,197,340
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB)
	5.25%, 02/01/19 (c)	554,169
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,021,500
595,000	3.50%, 06/01/21 (c)	587,033
100,000	3.88%, 06/01/21 (c)	97,190
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB)
	5.00%, 12/01/19 (c)	569,355
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,801,815
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/16 (c)	1,103,150
200,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	237,814
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB)
	5.00%, 10/01/22	1,209,910
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB)
	5.00%, 10/01/19 (c)	343,401
350,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB)
	5.00%, 03/01/23 (c)	389,060
	California State Public Works Board, Various University of California Projects, Series G (RB)
505,000	5.00%, 12/01/21 (c)	611,338
1,370,000	5.00%, 12/01/21 (c)	1,658,481
1,195,000	California State University (RB)
	4.00%, 11/01/22 (c)	1,226,906
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	501,857
825,000	4.00%, 09/01/20	932,646
1,000,000	4.00%, 09/01/21	1,122,680
250,000	4.00%, 10/01/21	280,790
1,250,000	5.00%, 09/01/18 (c)	1,402,012
495,000	5.00%, 04/01/19 (c)	572,908
580,000	5.00%, 03/01/20 (c)	633,174
1,500,000	5.00%, 09/01/20	1,788,045
1,250,000	5.00%, 09/01/20	1,490,037
1,015,000	5.00%, 02/01/21	1,206,135
1,000,000	5.00%, 09/01/21	1,192,000
500,000	5.00%, 10/01/21	596,575
850,000	5.00%, 10/01/21	1,014,177
100,000	5.00%, 02/01/22 (c)	112,826
500,000	5.00%, 04/01/22 (c)	573,410
1,000,000	5.00%, 09/01/22 (c)	1,155,890
855,000	5.00%, 10/01/22	1,015,287
925,000	5.00%, 10/01/22	1,098,410
2,350,000	5.00%, 09/01/23 (c)	2,742,755
1,000,000	5.25%, 10/01/19 (c)	1,181,750
500,000	5.25%, 10/01/19 (c)	587,645
1,000,000	5.25%, 03/01/20 (c)	1,171,840
500,000	5.25%, 03/01/20 (c)	551,505
830,000	5.25%, 09/01/22	1,001,561
1,000,000	5.25%, 10/01/22	1,206,760
	California State, Department of Water Resources Power Supply, Series L (RB)
540,000	5.00%, 05/01/20	647,876
600,000	5.00%, 05/01/20 (c)	701,610
2,000,000	California Statewide Communities Development Authority, John Muhr Health, Series A (RB)
	5.00%, 07/01/19 (c)	2,106,220
250,000	City & County of San Francisco, California, Series A (GO)
	4.00%, 06/15/22 (c)	261,385
	City & County of San Francisco, California, Series R1 (GO)
2,000,000	5.00%, 06/15/20	2,407,000
550,000	5.00%, 12/15/21 (c)	640,734
1,000,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	1,208,250
	Los Angeles Department of Water & Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,179,140
500,000	5.00%, 01/01/23 (c)	573,420
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	281,758
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	847,466
255,000	5.00%, 07/01/19 (c)	300,155
475,000	Los Angeles, California Wastewater System, Series A (RB)
	5.75%, 06/01/19 (c)	553,009
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	601,240
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL)
	6.00%, 08/01/27 ^	833,710
750,000	San Bernardino Community College District (GO)
	5.00%, 08/01/23	899,100
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	534,675
500,000	5.00%, 05/01/21 (c)	563,570
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB)
	5.00%, 11/01/19 (c)	567,570
	San Francisco, California City & County Public Utilities Commission, Series B (RB)
500,000	4.00%, 11/01/19 (c)	522,670
500,000	4.00%, 11/01/19 (c)	526,970
1,215,000	San Francisco, California City & County Unified School District, Series B (GO)
	4.00%, 06/15/22 (c)	1,264,037
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,426,087
1,000,000	5.00%, 11/01/21 (c)	1,160,380
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,103,770
600,000	San Jose, California Financing Authority Lease, Series A (RB)
	5.00%, 06/01/23 (c)	663,486
385,000	Santa Clara County Financing Authority, Series A (RB)
	4.00%, 02/01/22 (c)	406,560
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,105,520
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	566,275
	University of California, Series AF (RB)
1,320,000	5.00%, 05/15/20	1,582,654
455,000	5.00%, 05/15/23 (c)	535,863
1,900,000	University of California, Series G (RB)
	5.00%, 05/15/22 (c)	2,160,205
500,000	University of California, Series Q (RB)
	5.00%, 05/15/17 (c)	557,955
575,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	631,528
		71,145,612
Colorado: 0.5%
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
650,000	5.00%, 12/01/21	773,429
585,000	5.00%, 12/01/22	695,536
375,000	5.00%, 12/01/23	446,468
165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado
	5.00%, 12/01/22	192,915
500,000	University of Colorado Enterprise System, Series A (RB)
	4.00%, 06/01/22	555,230
		2,663,578
Connecticut: 2.8%
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,051,080
	Connecticut State, Series B (GO)
500,000	5.00%, 04/15/21	593,765
5,000	5.00%, 05/15/21 (c)	5,816
1,000,000	5.00%, 04/15/22	1,186,610
405,000	5.00%, 04/15/22 (c)	466,621
2,500,000	5.00%, 03/01/23 (c)	2,856,075
	Connecticut State, Series C (GO)
145,000	5.00%, 12/01/19 (c)	168,966
1,000,000	5.00%, 06/01/22	1,185,930
300,000	5.75%, 11/01/18 (c)	358,104
	Connecticut State, Series D (GO)
1,100,000	5.00%, 11/01/20	1,310,100
960,000	5.00%, 11/01/21 (c)	1,090,262
1,000,000	Connecticut State, Series E (GO)
	5.00%, 09/15/22 (c)	1,147,480
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	556,555
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
500,000	5.00%, 12/01/20	593,450
440,000	5.00%, 01/01/23 (c)	505,349
1,000,000	5.00%, 10/01/23 (c)	1,121,090
1,900,000	University of Connecticut, Series A (RB)
	5.00%, 02/15/21 (c)	2,157,184
		16,354,437
District of Columbia: 0.7%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	962,370
	District of Columbia, Income Tax Secured Revenue, Series B (RB)
625,000	5.00%, 12/01/19 (c)	712,425
500,000	5.25%, 12/01/19 (c)	567,095
395,000	District of Columbia, Income Tax Secured Revenue, Series C (RB)
	5.00%, 12/01/22 (c)	454,499
750,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	847,163
600,000	District of Columbia, National Public Radio,Series A (RB)
	5.00%, 04/01/20 (c)	639,498
		4,183,050
Florida: 5.3%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
340,000	4.50%, 06/01/20	381,007
1,000,000	5.00%, 06/01/21	1,143,270
750,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB)
	5.00%, 10/01/25	841,598
1,035,000	Florida Department of Management Services, Series A (CP)
	5.00%, 08/01/18 (c)	1,170,927
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.00%, 06/01/19 (c)	549,405
500,000	4.75%, 06/01/20 (c)	553,560
330,000	5.00%, 06/01/20	394,789
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
	5.00%, 06/01/20	1,196,330
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,175,335
1,000,000	4.00%, 06/01/21 (c)	1,040,540
570,000	4.00%, 06/01/22 (c)	592,908
1,500,000	5.00%, 06/01/19 (c)	1,725,270
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
500,000	5.00%, 06/01/19 (c)	576,570
500,000	5.00%, 06/01/21 (c)	587,535
1,000,000	5.00%, 06/01/22	1,194,220
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
	5.00%, 06/01/21 (c)	859,057
1,000,000	Florida State Department of Environmental Protection, Series A (RB)
	5.00%, 07/01/21	1,149,080
	Florida State Department of Environmental Protection, Series B (RB)
1,600,000	5.00%, 07/01/20	1,864,192
1,000,000	5.00%, 07/01/21	1,158,510
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,155,600
1,000,000	5.00%, 07/01/21 (c)	1,178,390
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	424,474
1,000,000	Florida State, Board of Education, Series C (GO)
	5.00%, 06/01/19 (c)	1,167,220
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	115,415
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	403,288
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,746,135
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	333,193
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	549,719
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,000,000	5.00%, 10/01/21 (c)	1,117,720
500,000	5.00%, 10/01/21 (c)	563,555
1,565,000	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
	5.00%, 10/01/22 (c)	1,719,293
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM)
	5.00%, 10/01/20 (c)	548,205
700,000	Orange County, Florida Tourist Development Tax Revenue (RB)
	5.00%, 10/01/22	791,749
100,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	115,724
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	541,870
		30,625,653
Georgia: 2.9%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB)
	6.00%, 11/01/19 (c)	613,989
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/19 (c)	537,700
750,000	DeKalb County, Georgia Hospital Authority, Dekalb Medical Center, Inc. Project (RB)
	5.25%, 09/01/20	818,625
750,000	Fulton County, Georgia Development Authority, Series A (RB)
	5.00%, 10/01/22	862,957
400,000	Fulton County, Georgia Development Authority, Series B (RB)
	4.50%, 03/15/19 (c)	414,952
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	1,007,666
1,000,000	Georgia State Road & Tollway Authority, Series A (RB)
	5.00%, 06/01/19 (c)	1,146,910
	Georgia State Road & Tollway Authority, Series B (RB)
500,000	5.00%, 10/01/20	598,880
1,000,000	5.00%, 10/01/22	1,199,490
500,000	Georgia State, Series B (GO)
	5.00%, 01/01/19 (c)	569,750
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	391,290
1,000,000	5.00%, 07/01/21 (c)	1,191,110
500,000	5.00%, 10/01/21	605,180
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	579,480
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	792,511
500,000	5.00%, 02/01/25 (c)	600,285
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB)
	4.00%, 08/01/19 (c)	832,428
305,000	Metropolitan Atlanta Rapid Transit Athority, Refunding Series A (RB)
	3.00%, 07/01/22 (c)	284,596
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	579,265
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,148,520
1,895,000	5.00%, 01/01/23	2,194,031
		16,969,615
Hawaii: 1.3%
	City & County of Honolulu, Hawaii, Series B (GO)
650,000	5.00%, 12/01/20 (c)	736,925
500,000	5.00%, 12/01/20 (c)	569,860
350,000	5.00%, 08/01/21 (c)	408,380
500,000	Hawaii State, Series DQ (GO)
	5.00%, 06/01/19 (c)	572,370
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	923,448
1,000,000	5.00%, 12/01/21 (c)	1,161,930
800,000	5.00%, 12/01/21 (c)	933,232
	Hawaii State, Series EA
350,000	5.00%, 12/01/21	419,227
1,500,000	5.00%, 12/01/21	1,760,235
		7,485,607
Illinois: 3.4%
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	562,185
1,500,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
	5.25%, 01/01/23 (c)	1,605,600
945,000	Chicago, Illinois Board of Education, Series F (GO)
	5.00%, 12/01/20	1,062,019
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 01/01/19 (c)	262,733
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307 (RB) (AMBAC)
	5.00%, 12/01/16 (c)	78,859
	Chicago, Illinois, Series A (GO) (AGM)
500,000	5.00%, 01/01/20 (c)	520,445
500,000	5.00%, 01/01/20 (c)	526,590
475,000	5.00%, 01/01/20 (c)	498,475
1,000,000	5.00%, 01/01/20 (c)	1,049,420
585,000	Chicago, Illinois, Series C (GO)
	5.00%, 01/01/22 (c)	614,981
900,000	County of Cook, Illinois, Series C (GO)
	5.00%, 11/15/20	1,036,422
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,000,000	5.00%, 11/01/19 (c)	1,062,360
1,035,000	5.00%, 12/01/21 (c)	1,123,410
1,105,000	5.00%, 12/01/21 (c)	1,212,749
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,350,000	5.25%, 06/01/20	1,568,376
1,300,000	5.38%, 06/01/21	1,512,693
450,000	5.50%, 06/01/21 (c)	511,088
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	488,285
500,000	5.00%, 01/01/20 (c)	559,190
1,000,000	5.00%, 08/01/22	1,120,250
985,000	5.00%, 08/01/23	1,080,890
700,000	5.25%, 07/01/23 (c)	736,575
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	999,230
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM)
	5.61%, 02/01/26 ^	226,580
		20,019,405
Indiana: 0.7%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	437,125
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	933,567
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,177,650
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,126,690
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	553,155
		4,228,187
Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB)
	5.00%, 08/01/19 (c)	1,869,184
Kansas: 0.8%
1,500,000	Kansas Development Authority, Department of Commerce, Series K (RB)
	4.00%, 12/01/19 (c)	1,584,465
260,000	Kansas Developmment Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	299,887
2,400,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	2,608,968
		4,493,320
Kentucky: 0.9%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB)
	5.63%, 08/15/18 (c)	1,661,116
450,000	Kentucky State Property & Building Commission, Project No. 106, Series A (RB)
	5.00%, 10/01/23 (c)	496,728
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 02/01/19 (c)	550,790
500,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	578,740
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
550,000	5.00%, 07/01/19 (c)	640,569
600,000	5.00%, 07/01/22 (c)	682,818
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	323,187
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21 (c)	556,775
		5,490,723
Louisiana: 0.6%
1,500,000	Louisiana Public Facilities Authority (RB)
	5.00%, 12/01/15 (c)	1,535,580
	Louisiana State, Series A (GO)
250,000	5.00%, 05/15/20 (c)	290,668
1,000,000	5.00%, 08/01/22	1,194,370
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	548,435
		3,569,053
Maryland: 1.8%
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO)
	5.00%, 08/15/21 (c)	1,172,820
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 08/15/17 (c)	280,323
	Maryland State & Local Facilities Loan, Second Series B (GO)
850,000	3.00%, 08/01/19 (c)	880,073
425,000	4.00%, 08/15/19 (c)	468,567
500,000	4.50%, 03/15/19 (c)	555,550
	Maryland State Department of Transportation (RB)
500,000	4.00%, 05/15/19 (c)	540,195
1,400,000	4.00%, 02/15/21	1,574,902
	Maryland State, State & Local Facilities Loan First Loan, Series B (GO)
45,000	3.00%, 03/15/20 (c)	46,241
1,750,000	4.00%, 03/15/20 (c)	1,947,172
	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
1,000,000	3.00%, 06/01/21 (c)	1,033,250
750,000	4.13%, 06/01/18 (c)	815,333
	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
250,000	5.00%, 05/01/17 (c)	286,185
500,000	5.00%, 11/01/20	601,450
		10,202,061
Massachusetts: 2.4%
	Commonwealth of Massachusetts (RB)
600,000	4.00%, 06/01/21 (c)	630,690
1,730,000	5.00%, 06/01/20 (c)	2,000,018
1,600,000	5.00%, 08/01/22	1,913,696
575,000	5.00%, 06/01/23	695,986
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	801,930
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	493,778
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,122,420
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,376,583
	Massachusetts Commonwealth, Series E (GO)
1,150,000	4.00%, 12/01/19 (c)	1,247,439
1,150,000	4.00%, 12/01/19 (c)	1,263,171
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	548,100
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
345,000	5.15%, 01/01/20 (c)	366,604
500,000	5.50%, 01/01/20 (c)	554,890
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
	5.00%, 08/15/22 (c)	561,935
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	690,468
		14,267,708
Michigan: 1.1%
800,000	City of Detroit, Michigan Distributable State Aid (GO) (SAW)
	4.50%, 11/01/20 (c)	793,104
1,000,000	Detroit City School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	1,023,660
	Michigan Finance Authority, Clean Water Revolving Fund (RB)
1,000,000	5.00%, 10/01/21 (c)	1,160,330
750,000	5.00%, 10/01/22	884,227
675,000	Michigan Finance Authority, Hospital Revenue & Refunding Bonds, Series A (RB)
	5.00%, 06/01/22 (c)	687,839
195,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB)
	5.00%, 07/01/19 (c)	225,804
250,000	Michigan Finance Authority, School District of the City of Detriot (RB)
	5.50%, 06/01/21	280,040
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
	5.00%, 10/01/21	914,552
	Michigan State Building Authority, Series 1A
250,000	4.52%, 10/15/16 ^	209,895
250,000	4.61%, 10/15/16 ^	221,785
		6,401,236
Minnesota: 1.2%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	834,750
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,220,586
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,254,280
1,400,000	5.00%, 03/01/22 (c)	1,634,332
1,000,000	Minnesota State, State Trunk Highway, Series B (GO)
	5.00%, 08/01/23 (c)	1,173,110
		7,117,058
Missouri: 1.7%
1,325,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,554,106
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	556,131
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC)
	5.00%, 12/01/18 (c)	1,737,255
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	708,190
1,200,000	2.50%, 10/01/20 (c)	1,113,156
1,250,000	4.00%, 10/01/19 (c)	1,397,937
2,555,000	4.00%, 10/01/20 (c)	2,772,252
250,000	Missouri State Environmental Improvement & Energy Resources Authority (RB)
	5.00%, 07/01/23	301,160
		10,140,187
Nebraska: 0.3%
1,000,000	Douglas County, Nebraska School District 0001 (GO)
	4.00%, 04/01/20 (c)	1,093,420
150,000	Lincoln, Nebraska Electric System (RB)
	5.00%, 09/01/22	178,134
250,000	Nebraska Public Power District, Series A (RB)
	5.00%, 01/01/22 (c)	278,068
		1,549,622
Nevada: 0.4%
485,000	Clark County School District (GO)
	5.00%, 06/15/21	561,455
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/19 (c)	576,456
500,000	Clark County, Nevada Airport System, Senior, Series D (RB)
	5.00%, 01/01/20 (c)	562,955
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	546,345

New Hampshire: 0.4%		2,247,211
	New Hampshire State, Series A (GO)
450,000	5.00%, 07/01/20 (c)	524,889
750,000	5.00%, 07/01/20 (c)	879,217
1,000,000	5.00%, 07/01/20 (c)	1,184,130
		2,588,236
New Jersey: 4.7%
	County of Union, New Jersey, Series B (GO)
270,000	3.00%, 03/01/21	282,628
650,000	3.00%, 03/01/22 (c)	660,738
1,000,000	3.00%, 03/01/22	1,033,370
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
	4.00%, 11/01/22 (c)	1,098,930
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,249,700
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,295,700
1,000,000	5.25%, 03/01/21 (c)	1,099,570
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,159,010
980,000	5.00%, 03/01/22 (c)	1,068,180
1,000,000	5.00%, 03/01/22	1,147,820
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,120,000	5.00%, 03/01/23 (c)	2,269,905
585,000	5.00%, 03/01/23 (c)	654,135
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
500,000	5.00%, 09/01/20	585,560
500,000	5.25%, 03/01/21 (c)	569,150
1,450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	1,664,339
25,000	New Jersey Environmental Infrastructure Trust, Series A (RB)
	5.25%, 09/01/18 (c)	29,651
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB)
	4.00%, 09/01/23	555,835
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
	4.63%, 07/01/21 (c)	79,256
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	542,060
500,000	5.00%, 07/01/22 (c)	553,425
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/19 (c)	551,220
1,495,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	1,710,101
1,000,000	New Jersey State Turnpike Authority, Series B (RB)
	5.00%, 01/01/23 (c)	1,139,580
300,000	New Jersey State Turnpike Authority, Series H (RB)
	5.00%, 01/01/19 (c)	344,571
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	525,165
500,000	5.00%, 06/01/19 (c)	568,860
1,000,000	New Jersey State, Series Q (GO)
	5.00%, 08/15/20	1,192,850
660,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/24	761,039
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW)
	4.00%, 10/01/20 (c)	933,803
		27,326,151
New Mexico: 0.7%
	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW)
1,500,000	5.00%, 08/01/19 (c)	1,747,245
500,000	5.00%, 08/01/19 (c)	586,405
1,050,000	New Mexico Finance Authority State Transportation, Senior Lien (RB)
	4.00%, 06/15/22	1,174,876
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB)
	5.00%, 06/15/21	311,956
		3,820,482
New York: 19.6%
1,690,000	City of New York, New York, Series A-1 (GO)	1,991,749
	5.00%, 10/01/20
	City of New York, New York, Series B (GO)
2,275,000	5.00%, 08/01/20	2,677,789
1,450,000	5.00%, 08/01/22 (c)	1,596,232
1,000,000	5.00%, 08/01/22 (c)	1,142,460
1,600,000	City of New York, New York, Series D (GO)
	5.00%, 08/01/21	1,877,600
1,135,000	City of New York, New York, Series D-1 (GO)
	5.00%, 10/01/20	1,337,654
	City of New York, New York, Series F-1 (GO) (XLCA)
5,000	5.00%, 09/01/15 (c)	5,338
245,000	5.00%, 09/01/15 (c)	263,328
1,300,000	5.00%, 03/01/23 (c)	1,496,222
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,537,285
1,000,000	5.00%, 08/01/22	1,168,480
1,000,000	5.00%, 08/01/22 (c)	1,110,110
310,000	City of New York, New York, Series J (GO)
	5.00%, 06/01/16 (c)	341,332
190,000	City of New York, New York, Series J-1 (GO)
	5.00%, 06/01/16 (c)	210,041
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	561,845
500,000	5.25%, 05/01/19 (c)	562,395
	Long Island Power Authority, Electric System, Series A (RB)
1,000,000	5.00%, 05/01/20	1,128,140
500,000	5.25%, 04/01/19 (c)	554,355
2,360,000	Long Island Power Authority, Electric System, Series B (RB)
	5.00%, 09/01/22 (c)	2,545,756
500,000	Metropolitan Transportation Authority, Series A (RB)
	3.00%, 11/15/22 (c)	460,870
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	559,464
500,000	5.00%, 11/15/22	573,735
	Metropolitan Transportation Authority, Series D (RB)
500,000	5.00%, 11/15/17 (c)	548,755
1,285,000	5.00%, 11/15/20	1,501,548
285,000	5.00%, 11/15/21	330,480
500,000	Metropolitan Transportation Authority, Series E (RB)
	5.00%, 11/15/22 (c)	542,070
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	797,917
1,280,000	5.00%, 11/15/22 (c)	1,399,667
1,000,000	5.00%, 11/15/22	1,147,470
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	108,259
1,300,000	5.00%, 11/15/22 (c)	1,458,743
1,400,000	Nassau County, New York General Improvement, Series A (GO)
	5.00%, 04/01/20	1,620,122
850,000	Nassau County, New York General Improvement, Series C (GO)
	4.00%, 10/01/20 (c)	885,776
	Nassau County, New York Interim Finance Authority, Series A (RB)
475,000	4.50%, 05/15/19 (c)	511,442
1,000,000	5.00%, 05/15/19 (c)	1,160,950
500,000	Nassau County, New York, Series A (GO)
	4.00%, 04/01/21 (c)	501,835
400,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
	5.00%, 06/15/20 (c)	435,364
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB)
	5.63%, 06/15/18 (c)	295,345
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
1,000,000	5.00%, 11/01/21	1,189,600
600,000	5.00%, 11/01/21 (c)	666,534
3,100,000	5.00%, 05/01/22 (c)	3,397,600
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/20	591,925
1,060,000	5.00%, 07/15/21 (c)	1,229,611
1,000,000	5.00%, 07/15/22	1,170,970
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
	4.00%, 07/15/21 (c)	516,585
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
	5.25%, 01/15/19 (c)	311,196
700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
	5.00%, 11/01/21	832,720
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB)
	5.25%, 02/01/21 (c)	531,432
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,000,000	5.00%, 11/01/20	1,188,230
725,000	5.00%, 11/01/21 (c)	830,915
1,500,000	5.00%, 11/01/21 (c)	1,693,590
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
	5.00%, 02/01/21 (c)	1,140,130
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
	5.00%, 11/01/22 (c)	2,292,160
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	574,265
1,000,000	5.00%, 05/01/20 (c)	1,135,510
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
	5.00%, 02/01/22	502,524
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 05/01/21	590,995
	New York City Transitional Finance Authority, Future Tax Secured, Series C (RB)
165,000	5.00%, 05/01/17 (c)	188,480
130,000	5.00%, 05/01/17 (c)	148,499
	New York City, Series B (GO)
250,000	5.00%, 08/01/17	285,778
550,000	5.00%, 08/01/21 (c)	634,447
250,000	New York City, Series C (GO)
	5.00%, 08/01/19 (c)	286,425
	New York City, Series E (GO)
500,000	5.00%, 08/01/19 (c)	558,030
1,000,000	5.00%, 08/01/19 (c)	1,128,570
500,000	5.00%, 08/01/20 (c)	554,520
	New York City, Series I (GO)
1,750,000	5.00%, 08/01/22	2,044,840
1,000,000	5.00%, 08/01/22 (c)	1,142,460
250,000	New York City, Series I-1 (GO)
	5.00%, 04/01/16 (c)	275,113
500,000	New York City, Series J-1 (GO)
	5.00%, 05/15/19 (c)	570,185
800,000	New York City, Sub Series G-1 (GO)
	5.00%, 04/01/22	935,128
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/20 (c)	507,566
1,000,000	New York State Bridge Authority (RB)
	4.00%, 01/01/21	1,107,280
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
	5.00%, 10/01/21	728,500
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
	5.00%, 07/01/19 (c)	551,380
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	550,080
1,000,000	5.00%, 12/15/22 (c)	1,156,260
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
750,000	5.00%, 03/15/21 (c)	873,037
950,000	5.00%, 12/15/22 (c)	1,070,061
2,000,000	5.00%, 12/15/22 (c)	2,336,260
775,000	5.00%, 12/15/22	919,987
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 03/15/21 (c)	569,430
2,500,000	5.00%, 03/15/21	2,974,725
1,250,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 02/15/20	1,481,437
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 08/15/21 (c)	1,850,745
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
	5.00%, 05/15/22 (c)	289,575
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,000,000	5.00%, 06/15/22 (c)	1,168,640
750,000	5.00%, 06/15/22 (c)	888,172
600,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
	5.00%, 06/15/22	719,538
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 09/15/20 (c)	290,010
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
1,000,000	5.00%, 04/01/20 (c)	1,162,840
250,000	5.00%, 04/01/21 (c)	290,355
	New York State Thruway Authority, Series I (RB)
3,310,000	5.00%, 01/01/22 (c)	3,647,785
1,000,000	5.00%, 01/01/22 (c)	1,130,040
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 09/15/20 (c)	556,060
250,000	5.00%, 03/15/21 (c)	287,145
1,000,000	5.00%, 03/15/21	1,189,890
500,000	5.25%, 03/15/19 (c)	572,550

	New York State Urban Development Corp., State Personal Income, Series A (RB)
700,000	4.00%, 03/15/21 (c)	738,535
1,000,000	4.00%, 03/15/21 (c)	1,068,210
1,900,000	New York State Urban Development Corp., State Personal Income, Series D (RB)
	5.00%, 03/15/20	2,256,364
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	529,060
1,050,000	4.00%, 02/15/21 (c)	1,099,791
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,047,380
800,000	4.00%, 12/15/21 (c)	841,872
500,000	Oyster Bay, New York Public Improvement (GO)
	3.50%, 08/15/17 (c)	487,010
1,000,000	Suffolk County, New York Public Improvement, Series A (GO)
	4.00%, 05/15/19 (c)	1,002,790
500,000	Suffolk County, New York Public Improvement, Series C (GO)
	4.00%, 10/15/19 (c)	509,420
	Triborough Bridge & Tunnel Authority (RB)
1,000,000	5.00%, 01/01/22 (c)	1,159,640
1,310,000	5.00%, 11/15/23 (c)	1,470,305
	Triborough Bridge & Tunnel Authority, Series A (RB)
455,000	5.00%, 01/01/22 (c)	517,581
800,000	5.00%, 05/15/23 (c)	925,896
	Triborough Bridge & Tunnel Authority, Series B (RB)
1,980,000	5.00%, 11/15/22	2,347,310
500,000	5.00%, 11/15/22 (c)	565,925
1,000,000	5.00%, 11/15/22 (c)	1,166,730
1,000,000	Utility Debt Securitization Authority, Series E (RB)
	5.00%, 12/15/23 (c)	1,142,070
		113,832,127
North Carolina: 1.4%
750,000	Charlotte, North Carolina Transist Project, Phase III, Series B
	3.00%, 06/01/22	758,520
1,000,000	Mecklenburg County, North Carolina, Series A (GO)
	5.00%, 12/01/20	1,205,970
730,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/21	838,588
1,555,000	North Carolina Eastern Municipal Power Agency, Series D (RB)
	5.00%, 01/01/21	1,783,134
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB)
	5.00%, 01/01/22 (c)	1,089,080
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	531,240
500,000	5.00%, 05/01/20 (c)	584,675
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/21 (c)	23,436
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB)
	5.00%, 05/01/21 (c)	853,192
400,000	North Carolina State, Series C (GO)
	5.00%, 05/01/22	482,956
		8,150,791
Ohio: 1.9%
1,000,000	City of Columbus, Various Purpose, Series A (GO)
	5.00%, 08/15/22 (c)	1,164,210
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
	4.00%, 06/01/22 (c)	856,898
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB)
	5.00%, 12/01/22	1,452,642
530,000	Kent State University, Series B (RB) (AGO)
	5.00%, 05/01/19 (c)	585,067
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	898,935
1,175,000	5.00%, 09/15/23	1,410,106
1,750,000	Ohio State Common Schools, Series B (GO)
	4.00%, 09/15/21 (c)	1,830,605
1,480,000	Ohio State, Higher Education, Series A (GO)
	5.00%, 02/01/20	1,762,547
500,000	Ohio State, Higher Education, Series C (GO)
	4.25%, 08/01/22	562,075
650,000	Ohio State, Turnpike Commission, Series A (RB)
	5.25%, 02/15/27	763,711
		11,286,796
Oregon: 1.2%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
	4.00%, 06/15/22 (c)	106,733
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG)
	4.00%, 06/15/21	1,160,567
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG)
	4.26%, 06/15/22 ^	784,110
	Metro, Oregon Series A (GO)
500,000	4.00%, 06/01/22 (c)	533,525
400,000	5.00%, 06/01/22 (c)	470,104
	Oregon Administrative Services, Oregon State Lottery, Series A (RB)
500,000	5.00%, 04/01/19 (c)	566,045
1,000,000	5.25%, 04/01/19 (c)	1,145,230
500,000	Oregon Community College District, Portland (GO)
	5.00%, 06/15/19 (c)	561,270
500,000	Oregon State, Series F (GO)
	5.00%, 05/01/23 (c)	589,425
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	508,274
575,000	5.00%, 03/01/20 (c)	639,745
		7,065,028
Pennsylvania: 2.0%
	Commonwealth of Pennsylvania (GO)
300,000	4.00%, 10/15/23 (c)	309,237
500,000	5.00%, 10/15/23 (c)	587,700
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO)
	4.00%, 07/01/23	548,870
	Commonwealth of Pennsylvania, First Series (GO)
920,000	5.00%, 06/01/21	1,096,732
2,000,000	5.00%, 11/15/21 (c)	2,340,560
1,250,000	5.00%, 06/01/22 (c)	1,462,962
100,000	5.00%, 06/01/22	118,841
850,000	Monroeville, Pennsylvania Finance Authority (RB)
	5.00%, 02/15/26	939,938
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/19 (c)	273,448
500,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
	5.00%, 01/01/19 (c)	577,080
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB)
	4.00%, 06/15/21 (c)	511,840
1,000,000	Pennsylvania State Industrial Development Athority (RB)
	5.00%, 07/01/21	1,160,700
290,000	University of Pittsburgh, Series A (RB)
	5.50%, 03/15/19 (c)	340,924
1,030,000	University of Pittsburgh, Series B (RB)
	5.50%, 03/15/19 (c)	1,221,920
		11,490,752
Puerto Rico: 0.9%
	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
1,205,000	5.00%, 07/01/20	906,943
1,000,000	5.00%, 07/01/21	734,130
500,000	5.50%, 07/01/21 (c)	474,520
500,000	Puerto Rico Electric Power Authority, Series AAA (RB)
	5.25%, 07/01/20 (c)	348,885
	Puerto Rico Electric Power Authority, Series ZZ (RB)
1,390,000	5.25%, 07/01/20 (c)	892,241
35,000	5.25%, 07/01/20 (c)	24,422
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	371,335
1,400,000	Puerto Rico Sales Tax Financing Corp., Series C (RB)
	5.00%, 08/01/21	1,416,534
		5,169,010
Rhode Island: 0.7%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO)
	5.25%, 06/15/19 (c)	1,091,126
2,490,000	Rhode Island Health & Educational Building Corp. (RB)
	5.00%, 09/01/21	2,989,195
		4,080,321
South Carolina: 1.6%
1,750,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB)
	5.00%, 01/01/22 (c)	2,062,025
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	524,640
1,305,000	4.00%, 09/01/21 (c)	1,418,600
500,000	5.00%, 09/01/21 (c)	573,110
975,000	South Carolina Jobs-Economic Development Authority (RB)
	3.75%, 11/01/22 (c)	923,695
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	590,200
1,000,000	4.00%, 04/01/20 (c)	1,107,930
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,214,070
650,000	5.00%, 12/01/21	766,298
250,000	South Carolina State Public Service Authority, Series C (RB)
	5.00%, 12/01/20	294,805
		9,475,373
Tennessee: 1.6%
	Memphis, Tennessee General Improvement Refunding (GO)
1,350,000	5.00%, 05/01/21 (c)	1,569,253
500,000	5.00%, 05/01/21	592,095
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
500,000	5.00%, 07/01/20	583,535
1,750,000	5.00%, 07/01/21	2,037,630
1,200,000	5.00%, 07/01/22	1,388,688
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO)
	5.00%, 07/01/20 (c)	1,152,220
100,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB)
	5.00%, 05/01/20	117,592
475,000	Tennessee State, Series A (GO)
	5.00%, 08/01/22	572,575
1,000,000	Tennessee State, Series C (GO)
	5.00%, 05/01/18 (c)	1,131,320
		9,144,908
Texas: 7.5%
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	769,737
400,000	5.00%, 11/15/21 (c)	459,600
1,000,000	City of Fort Worth, Texas (GO)
	5.00%, 03/01/22 (c)	1,176,110
	City of Houston, Texas, Series A (GO)
1,350,000	5.00%, 03/01/21	1,599,210
300,000	5.00%, 03/01/22	353,310
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,785,000	5.00%, 02/01/22	2,124,846
1,000,000	5.00%, 08/01/22 (c)	1,154,570
1,000,000	5.00%, 02/01/23	1,191,270
500,000	5.25%, 02/01/25	603,090
1,000,000	City of San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,146,380
1,000,000	Clear Creek Independent School District (GO)
	5.00%, 02/15/22 (c)	1,170,500
585,000	Comal Independent School District (GO)
	4.00%, 02/01/21 (c)	602,626
1,000,000	County of Williamson, Texas (GO)
	5.00%, 02/15/22	1,189,620
	Dallas, Texas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	117,004
1,100,000	5.00%, 02/15/21 (c)	1,296,394
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB)
	5.00%, 02/15/21 (c)	290,750
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO)
	5.00%, 02/15/21 (c)	576,275
475,000	Harris County, Texas Permanent Improvement, Series A (GO)
	5.00%, 10/01/20 (c)	534,047
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	579,510
1,980,000	5.00%, 10/01/22 (c)	2,320,996
	Houston, Texas Public Improvement Refunding, Series A (GO)
500,000	5.00%, 03/01/19 (c)	557,425
1,000,000	5.00%, 03/01/19 (c)	1,136,760
2,000,000	5.00%, 03/01/21 (c)	2,292,920
425,000	Lewisville, Texas Independent School District (GO)
	5.00%, 02/15/19 (c)	489,651
	Lower Colorado River Authority, Series A (RB)
350,000	5.00%, 05/15/20 (c)	385,140
1,000,000	5.00%, 05/15/22 (c)	1,126,070
1,350,000	Lower Colorado River Authority, Series B (RB)
	5.00%, 05/15/22 (c)	1,467,058
2,000,000	North Texas Municipal Water District (RB)
	5.25%, 09/01/20	2,407,980
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB)
	6.25%, 02/01/20 (c)	1,674,780
500,000	Pasadena, Texas Independent School District (GO)
	5.00%, 02/15/23 (c)	582,005
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO)
	5.00%, 10/01/20 (c)	474,407
300,000	San Antonio Public Facilities Corp. (RB)
	3.00%, 09/15/22 (c)	263,571
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB)
	5.00%, 02/01/15 (c)	5,233
	San Antonio, Texas Electric & Gas Systems, Series A (RB)
750,000	5.25%, 02/01/19 (c)	853,335
500,000	5.25%, 02/01/19 (c)	571,680
1,025,000	San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,198,789
1,220,000	Tarrant County, Texas Cultural Education Facilities Finance Corporation (RB)
	5.00%, 10/01/23 (c)	1,322,968
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
1,000,000	5.00%, 12/15/20	1,106,810
1,000,000	5.00%, 12/15/22	1,091,880
500,000	Texas State, Public Finance Authority (GO)
	5.00%, 10/01/21 (c)	572,340
1,000,000	University of Houston, Series A (RB)
	5.00%, 02/15/21 (c)	1,159,500
1,850,000	University of Texas, Revenue Financing System (RB)
	5.00%, 08/15/22	2,217,354
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	577,100
650,000	5.00%, 02/15/22 (c)	749,645
		43,540,246
Utah: 0.3%
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	581,815
500,000	5.00%, 07/01/21 (c)	586,600
550,000	5.00%, 07/01/21 (c)	655,941
		1,824,356
Virginia: 4.0%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW)
	5.00%, 03/01/22	1,186,520
835,000	Commonwealth of Virginia, Series A (GO)
	4.00%, 06/01/21 (c)	876,040
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST)
	5.00%, 04/01/20 (c)	2,218,465
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
	5.00%, 04/01/21	783,237
2,700,000	Virgina State Public School Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/22	3,215,673
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	399,577
2,000,000	5.00%, 02/01/22 (c)	2,342,680
1,890,000	5.00%, 09/01/22 (c)	2,222,224
100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22 (c)	117,134
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB)
	4.00%, 09/01/22 (c)	1,947,384
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	516,570
150,000	5.25%, 05/15/21 (c)	175,545
	Virginia Commonwealth Transportation Board, Series A (RB)
750,000	5.00%, 03/15/20	881,167
1,000,000	5.00%, 09/15/21	1,182,150
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/01/17 (c)	289,713
	Virginia State Public Building Authority, Public Facilities, Series B (RB)
250,000	5.00%, 08/01/19 (c)	281,733
200,000	5.00%, 08/01/19 (c)	227,032
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/22	2,203,331
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW)
	5.00%, 08/01/19 (c)	266,087
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/23	1,827,371
		23,159,633
Washington: 5.0%
550,000	Central Puget Sound Regional Transsit Authority, Series S-1 (RB)
	5.00%, 11/01/22 (c)	620,010
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG)
	4.38%, 06/01/21 (c)	380,216
1,500,000	King County, Washington Renton School District No. 403 (GO) (SBG)
	5.00%, 06/01/22 (c)	1,775,190

	King County, Washington Sewer Revenue & Refunding (RB)
1,400,000	5.00%, 07/01/20 (c)	1,606,836
1,025,000	5.00%, 01/01/23 (c)	1,181,548
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	1,543,568
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	2,054,133
	University of Washington General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,118,330
500,000	5.00%, 04/01/21 (c)	561,210
1,000,000	Washingston State, Various Purpose, Series A (GO)
	5.00%, 08/01/22 (c)	1,159,460
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
	5.00%, 09/01/22	1,164,950
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 06/01/20	1,550,081
1,100,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO)
	5.00%, 02/01/22	1,309,429
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO)
	5.00%, 07/01/22 (c)	2,345,440
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	949,614
500,000	5.00%, 01/01/19 (c)	568,745
550,000	5.00%, 08/01/20	656,590
1,000,000	5.00%, 01/01/21 (c)	1,138,590
1,000,000	5.00%, 07/01/21 (c)	1,168,770
300,000	5.00%, 08/01/21 (c)	346,941
1,000,000	5.00%, 07/01/22	1,192,630
1,675,000	Washington State, Various Purpose, Series D (GO)
	5.00%, 02/01/23 (c)	1,932,950
	Washington State, Various Purpose, Series R-A (GO)
650,000	5.00%, 01/01/21	774,254
375,000	5.00%, 07/01/21 (c)	433,076
500,000	Washington State, Various Purpose, Series R-B (GO)
	5.00%, 07/01/20	596,720
625,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/22 (c)	723,781
		28,853,062
West Virginia: 0.3%
	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
225,000	5.13%, 09/01/19 (c)	246,940
500,000	5.50%, 09/01/14 (c)	511,755
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB)
	5.00%, 10/01/21	1,029,866
		1,788,561
Wisconsin: 1.0%
755,000	Washington State, Series C (GO)
	4.00%, 05/01/21 (c)	783,818
205,000	Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB)
	5.00%, 07/15/21 (c)	211,679
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	417,823
1,300,000	5.00%, 11/01/21	1,556,659
	Wisconsin State, Series A (GO)
1,000,000	5.00%, 05/01/20	1,192,570
510,000	5.25%, 05/01/21 (c)	594,242
750,000	Wisconsin State, Series C (GO)
	4.00%, 05/01/21 (c)	791,445
25,000	Wisconsin State, Transportation, Series A (RB) (AGM)
	5.25%, 07/01/16	27,862
		5,576,098
Total Municipal Bonds (Cost: $579,329,650)		578,564,476

Number of Shares
MONEY MARKET FUNDS: 0.2% (Cost: $1,153,556)
584,823	Dreyfus Government Cash Management Fund	584,823
568,733	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	568,733
Total Money Market Funds (Cost: $1,153,556)		1,153,556
Total Investments: 99.6% (Cost: $580,483,206)		579,718,032
Other assets less liabilities: 0.4%		2,259,734
NET ASSETS: 100.0%		$581,977,766

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.7%	$4,138,673
Bond Bank	0.2	1,126,690
Development	1.3	7,626,273
Education	5.2	30,087,868
Facilities	4.5	26,144,946
General Obligation	43.9	254,547,518
Higher Education	8.4	48,653,561
Medical	3.5	20,179,695
Pollution	0.5	2,776,350
Power	6.0	35,011,464
School District	4.1	23,771,207
Single Family Housing	0.3	1,705,723
Student Loan	0.2	921,494
Tobacco Settlement	0.6	3,592,157
Transportation	11.9	68,950,231
Utilities	2.0	11,848,242
Water	6.5	37,482,384
Money Market Fund	0.2	1,153,556
	100.0%	$579,718,032

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$578,564,476	$—	$578,564,476
Money Market Fund	1,153,556	—	—	1,153,556
Total	$1,153,556	$578,564,476	$—	$579,718,032

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.4%
Arizona: 3.5%
$700,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB)
	5.00%, 07/01/22 (c)	$737,765
1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	848,730
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	263,795
550,000	Arizona Sports & Tourism Authority, Series A (RB)
	5.00%, 07/01/22 (c)	575,712
20,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 01/01/19 (c)	21,378
		2,447,380
California: 7.3%
380,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	391,461
250,000	California Health Facilities Financing Authority (RB)
	4.50%, 11/15/21 (c)	251,618
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	517,380
500,000	Los Angeles Unified School District, California, Series D (GO)
	5.00%, 07/01/19 (c)	542,785
300,000	M-S-R Energy Authority, Series B (RB)
	7.00%, 11/01/34	388,869
500,000	M-S-R Energy Authority, Series C (RB)
	6.50%, 11/01/39	612,880
	State of California, Various Purpose (GO)
500,000	3.50%, 09/01/22 (c)	445,995
125,000	3.50%, 09/01/22 (c)	109,325
750,000	5.00%, 04/01/22 (c)	782,085
500,000	5.50%, 11/01/19 (c)	550,190
375,000	5.75%, 04/01/19 (c)	422,569
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	6.38%, 09/01/28 ^	126,138
		5,141,295
Colorado: 2.6%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	497,475
550,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	564,960
750,000	University of Colorado Hospital Authority, Series A (RB)
	5.00%, 11/15/22 (c)	770,325
		1,832,760
Connecticut: 0.7%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	500,590
District of Columbia: 0.7%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	510,810
Florida: 8.0%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	533,235
1,250,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,305,887
600,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	668,244
800,000	Miami-Dade County, Florida Transit System (RB)
	5.00%, 07/01/22 (c)	839,120
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 07/01/18 (c)	267,180
825,000	Orange County Health Facilities Authority (RB)
	5.00%, 04/01/22 (c)	786,340
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	469,850
750,000	Tampa-Hillsborough County Expressway Authority (RB)
	5.00%, 07/01/22 (c)	769,110
		5,638,966
Georgia: 3.7%
900,000	Chatham County, Georgia Hospital Authority, Memorial Health University Medical Center, Inc. Project, Series A (RB)
	5.00%, 01/01/22 (c)	959,823
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	380,389
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
450,000	5.25%, 02/15/15 (c)	457,555
325,000	5.50%, 02/15/20 (c)	334,708
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	256,878
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	254,923
		2,644,276
Hawaii: 0.9%
550,000	State of Hawaii, Department of Budget and Finance (RB)
	6.50%, 07/01/19 (c)	605,555
Illinois: 4.6%
420,000	City of Chicago, Sales Tax, Series A (RB)
	4.38%, 01/01/22 (c)	413,477
	Illinois Finance Authority (RB)
500,000	4.00%, 08/15/22 (c)	466,490
1,000,000	4.00%, 06/01/22 (c)	833,170
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	530,760
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/17 (c)	260,375
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	454,725
300,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	274,206
		3,233,203
Indiana: 2.7%
500,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	427,925
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	279,026
500,000	Indiana Finance Authority, King's Daughters' Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	463,265
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/19 (c)	744,401
		1,914,617
Kansas: 0.4%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/14 (c)	255,390
Louisiana: 0.5%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	103,907
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB)
	5.38%, 06/01/17 (c)	258,143
		362,050
Massachusetts: 3.4%
425,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	413,015
525,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	587,391
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
300,000	5.00%, 10/15/21 (c)	328,203
500,000	5.00%, 10/15/21 (c)	531,785
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	539,700
		2,400,094
Michigan: 1.0%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	529,455
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	152,025
		681,480
Missouri: 1.0%
	Missouri State Health & Educational Facilities, Series A (RB)
250,000	5.00%, 06/01/18 (c)	256,028
460,000	5.50%, 11/15/18 (c)	481,556
		737,584
Montana: 0.7%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	508,735
Nebraska: 0.7%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
	5.25%, 09/01/22 (c)	512,460
Nevada: 1.3%
500,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	466,150
450,000	Washoe County, Nevada Highway Revenue (RB)
	5.00%, 02/01/19 (c)	460,759
		926,909
New Jersey: 4.5%
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
515,000	4.97%, 12/15/31 ^	207,674
830,000	5.43%, 12/15/37 ^	228,474
1,000,000	5.88%, 12/15/33 ^	353,830
	New Jersey State Transportation Trust Fund Authority, Series B
1,100,000	5.00%, 06/15/21 (c)	1,135,475
750,000	5.25%, 06/15/21 (c)	794,025
300,000	New Jersey State Turnpike Authority, Series E (RB)
	5.25%, 01/01/19 (c)	317,091
150,000	New Jersey State Turnpike Authority, Series F (RB)
	5.00%, 01/01/23 (c)	159,407
		3,195,976
New York: 19.7%
250,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	256,793
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	713,167
550,000	Metropolitan Transportation Authority (RB)
	5.00%, 11/15/22 (c)	564,503
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/19 (c)	263,560
220,000	Metropolitan Transportation Authority, Series B (RB)
	4.00%, 11/15/22 (c)	219,157
	Metropolitan Transportation Authority, Series E (RB)
1,000,000	3.50%, 11/15/22 (c)	887,820
750,000	5.00%, 11/15/23 (c)	778,747
150,000	Nassau County, New York General Improvement, Series A (GO)
	4.00%, 04/01/22 (c)	135,453
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	783,790
300,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	311,199
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
	5.00%, 06/15/20 (c)	540,050
300,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	311,838
780,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
	5.25%, 06/15/19 (c)	830,848
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB)
	5.13%, 02/01/21 (c)	537,470
700,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB)
	5.00%, 02/01/22 (c)	736,211
1,150,000	New York Liberty Development Corp (RB)
	5.75%, 11/15/21 (c)	1,230,132
700,000	New York Liberty Development Corp., 4 World Trade Center Project (RB)
	5.00%, 11/15/21 (c)	715,785
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	517,445
500,000	6.38%, 01/15/20 (c)	534,960
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	517,710
550,000	New York State Dormitory Authority (RB)
	5.00%, 04/01/21 (c)	590,628
460,000	New York State Dormitory Authority, Cornell University, Series A (RB)
	5.00%, 07/01/20 (c)	501,754
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	524,035
300,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	310,278
600,000	Triborough Bridge & Tunnel Authority, Series A (RB)
	4.00%, 11/15/22 (c)	600,852
		13,914,185
North Carolina: 3.1%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP)
	5.00%, 06/01/19 (c)	521,535
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 06/01/19 (c)	258,713
480,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	500,674
	North Carolina Medical Care Commission, Series B (RB)
750,000	4.00%, 12/01/22 (c)	683,272
250,000	5.00%, 12/01/22 (c)	260,297
		2,224,491
Ohio: 4.3%
500,000	Akron Bath Copley Joint Township Hospital District (RB)
	5.00%, 05/15/23 (c)	511,140
	Butler County, Ohio Hospital Facilities Revenue (RB)
400,000	5.25%, 04/01/21 (c)	425,196
600,000	5.50%, 11/01/20 (c)	612,804
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,043,730
450,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	452,623
		3,045,493
Pennsylvania: 3.8%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	369,961
250,000	5.00%, 06/01/22 (c)	249,343
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	338,634
500,000	Monoroeville Finance Authority (RB)
	5.00%, 08/15/22 (c)	510,080
450,000	Pennsylvania State Turnpike Commission, Series D (RB)
	5.30%, 12/01/19 (c)	464,508
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 06/01/19 (c)	255,250
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/19 (c)	258,173
250,000	Westmoreland County, Municipal Authority (RB)
	5.00%, 08/15/23 (c)	261,965
		2,707,914
Puerto Rico: 6.5%
1,255,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.75%, 07/01/21 (c)	887,323
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	516,585
750,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
	6.00%, 07/01/21 (c)	536,760
550,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB)
	5.00%, 08/01/21 (c)	425,848
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
	5.00%, 08/01/21 (c)	755,020
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,150,000	5.25%, 08/01/20 (c)	799,480
1,000,000	5.38%, 08/01/20 (c)	702,020
		4,623,036
South Carolina: 1.5%
	South Carolina State Public Service Authority (RB)
75,000	5.00%, 12/01/21 (c)	78,249
500,000	5.00%, 01/01/20 (c)	510,220
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB)
	3.63%, 10/01/22 (c)	443,295
		1,031,764
Tennessee: 0.6%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	434,159
Texas: 3.4%
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	659,544
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	533,490
1,000,000	Lower Colorado River Authority (RB)
	5.00%, 05/15/23 (c)	1,026,060
500,000	North Texas Tollway Authority, Series D (RB) (AGO)
	6.90%, 01/01/36 ^	161,020
		2,380,114
Virginia: 2.2%
500,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	529,745
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	758,842
250,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	257,128
		1,545,715
Washington: 5.1%
250,000	County of Pierce, Washington Sewer Revenue (RB)
	4.00%, 08/01/22 (c)	251,253
	King County, Washington Sewer Revenue (RB)
500,000	5.00%, 07/01/20 (c)	520,530
575,000	5.00%, 01/01/22 (c)	593,923
250,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	246,408
550,000	State of Washington (GO)
	5.00%, 08/01/20 (c)	612,023
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	754,894
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	599,906
		3,578,937
Total Municipal Bonds (Cost: $71,391,927)		69,535,938

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $363,115)
363,115	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	363,115
Total Investments: 98.9% (Cost: $71,755,042)		69,899,053
Other assets less liabilities: 1.1%		785,805
NET ASSETS: 100.0%		$70,684,858

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Bond Bank	1.1%	$744,401
Development	5.9	4,103,423
Education	1.2	859,988
Facilities	6.9	4,797,219
General Obligation	13.5	9,404,514
Higher Education	7.0	4,929,778
Medical	30.3	21,200,536
Nursing Homes	1.7	1,203,944
Power	3.2	2,246,514
School District	1.0	668,923
Transportation	17.7	12,399,028
Utilities	4.2	2,930,712
Water	5.8	4,046,958
Money Market Fund	0.5	363,115
	100.0%	$69,899,053

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$69,535,938	$—	$69,535,938
Money Market Fund	363,115	—	—	363,115
Total	$363,115	$69,535,938	$—	$69,899,053

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.8%
Arizona: 1.9%
$125,000	Maricopa County, Arizona Peoria Unified School District No.11 (GO)
	5.00%, 07/01/15 (c)	$133,308
425,000	Maricopa County, Arizona Hospital Sun Healther Corporation (RB)
	5.00%, 04/01/24 (c)	514,246
		647,554
California: 5.4%
250,000	California State Public Works Board, Various Unviersity of California Projects, Series E (RB)
	5.00%, 04/01/19 (c)	298,735
350,000	Clovis California Unified School District, Election 2004-Series A (GO)
	3.95%, 08/01/19 ^	320,684
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.53%, 01/01/20 ^	449,790
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC)
	5.00%, 07/01/15 (c)	266,725
460,000	Orange County, California Water District Revenue, Series B (CP) (NATL)
	5.00%, 08/15/32 (c)	545,831
		1,881,765
Colorado: 12.8%
445,000	City & County of Denver, Colorado (GO)
	5.00%, 08/01/16 (c)	496,117
2,000,000	Colorado Department of Corrections (CP) (AMBAC)
	5.00%, 03/01/16 (c)	2,191,840
975,000	Colorado Department of Transportation (RB)
	5.00%, 12/15/14 (c)	1,015,072
200,000	Eagle County School District No. Re50J (GO) (AGM) (SAW)
	5.00%, 12/01/16 (c)	225,310
480,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW)
	5.00%, 12/15/14 (c)	499,728
		4,428,067
Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB)
	5.00%, 08/01/16	305,861
200,000	Hillsborough County, Industrial Development Authority Revenue (RB)
	5.63%, 08/15/18 (c)	240,650
		546,511
Georgia: 1.7%
250,000	Georgia State, Series D (GO)
	5.00%, 07/01/14 (c)	254,913
300,000	Georgia State, Series G (GO)
	5.00%, 12/01/17 (c)	348,318
		603,231
Hawaii: 2.5%
	State of Hawaii (GO) (AGM)
500,000	5.00%, 03/01/16 (c)	547,960
265,000	5.00%, 04/01/17 (c)	301,928
		849,888
Illinois: 8.7%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/01/16 (c)	564,025
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 07/01/16 (c)	832,320
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
750,000	5.00%, 07/01/16 (c)	832,320
500,000	5.00%, 07/01/16 (c)	554,880
200,000	State of Illinois, Sales Tax (RB) (NATL)
	5.00%, 06/15/16 (c)	221,548
		3,005,093
Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 08/01/15 (c)	267,598
Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO)
	5.00%, 02/15/15 (c)	524,790
Massachusetts: 5.8%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM)
	5.50%, 11/01/15	545,425
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15 (c)	693,673
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 09/01/15 (c)	268,785
435,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	501,411
		2,009,294
Nevada: 0.8%
250,000	Clark County School District, Series C (GO) (AGM)
	5.00%, 12/15/15 (c)	271,595
New Jersey: 24.6%
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB)
	5.25%, 09/01/14 (c)	514,580
2,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB)
	5.00%, 03/01/15 (c)	2,102,320
570,000	New Jersey State Educational Facilities Authority, University of Medicine and Dentistry, Series B (RB)
	7.50%, 06/01/19 (c)	751,146
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 06/15/15	537,630
1,440,000	New Jersey State Transportation Trust Fund Authority, Series B (RB)
	5.25%, 12/15/15 (c)	1,572,466
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
500,000	5.25%, 06/15/15 (c)	534,230
500,000	5.25%, 06/15/15 (c)	534,230
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 06/15/15 (c)	639,042
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
	5.25%, 06/15/15	1,335,575
		8,521,219
New York: 1.0%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	346,075
North Carolina: 2.2%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 01/15/15 (c)	104,507
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB)
	6.00%, 01/01/22 (c)	657,573
		762,080
Ohio: 0.5%
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB)
	5.00%, 06/01/14 (c)	187,890
South Carolina: 4.7%
1,500,000	Charleston County, South Carolina School District (RB)
	5.25%, 12/01/15 (c)	1,633,665
Texas: 8.5%
100,000	City of Houston, Taxes (GO) (AGM)
	5.00%, 03/01/16 (c)	109,592
500,000	Harris County Health Facilities Development Corp. (RB)
	7.25%, 12/01/18 (c)	643,205
780,000	North East Independent School District, Texas (GO)
	4.75%, 02/01/15 (c)	815,279
1,250,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL)
	4.50%, 08/01/16 (c)	1,376,462
		2,944,538
Utah: 1.5%
	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
220,000	4.50%, 12/15/15 (c)	236,964
250,000	4.75%, 12/15/15 (c)	270,435
		507,399
Virginia: 3.5%
1,020,000	Richmond Metropolitan Authority (RB)
	5.25%, 07/15/22	1,212,199
Washington: 7.8%
2,000,000	Washington Health Care Facilities Authority, Swedish Health Services, Series A (RB)
	6.50%, 11/15/15 (c)	2,219,300
450,000	Washinton State, Various Purpose (GO) (AGM)
	5.00%, 07/01/15 (c)	479,907
		2,699,207
Total Municipal Bonds (Cost: $33,347,771)		33,849,658

Number of Shares
MONEY MARKET FUND: 1.1%
(Cost: $383,066)
383,066	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	383,066
Total Investments: 98.9%
(Cost: $33,730,837)		34,232,724
Other assets less liabilities: 1.1%		368,963
NET ASSETS: 100.0%		$34,601,687

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.3%	$2,148,245
Facilities	1.7	566,333
General Obligation	22.5	7,706,840
Higher Education	2.5	855,653
Medical	14.6	4,993,863
Power	1.9	657,573
School District	7.4	2,532,629
Transportation	40.0	13,699,221
Water	2.0	689,301
Money Market Fund	1.1	383,066
	100.0%	$34,232,724

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$33,849,658	$—	$33,849,658
Money Market Fund	383,066	—	—	383,066
Total	$383,066	$33,849,658	$—	$34,232,724

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.0%
Arizona: 1.8%
$200,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
	5.10%, 10/01/16 (c)	$183,780
California: 11.4%
200,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	202,602
350,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B (RB)
	5.00%, 07/15/19 (c) (p)	372,599
200,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB)
	4.63%, 06/01/17 (c)	185,112
200,000	San Francisco Redevelopment Agency, Community Facilities District No. 6. Series A (ST)
	5.00%, 08/01/22 (c)	215,768
150,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	164,747
		1,140,828
Colorado: 1.9%
200,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.20%, 07/01/14 (c)	195,206
Connecticut: 5.2%
250,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 03/10/14 (c)	250,072
250,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
	7.00%, 04/01/20 (c)	268,390
		518,462
Florida: 4.4%
200,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
	5.63%, 11/15/17 (c)	195,718
250,000	Village Community Development District No. 10 (SA)
	4.50%, 05/01/22 (c)	245,903
		441,621
Hawaii: 2.7%
275,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 03/10/14 (c)	275,327
Illinois: 3.9%
250,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 02/26/14 (c)	250,295
120,000	Illinois Railsplitter Tobacco Settlement Authority (RB)
	5.50%, 06/01/21 (c)	136,290
		386,585
Indiana: 2.2%
215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	222,327
Iowa: 6.7%
185,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP)
	5.25%, 06/01/16 (c)	183,389
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
250,000	5.00%, 12/01/19	247,127
250,000	5.50%, 12/01/18 (c)	241,178
		671,694
Kentucky: 3.9%
350,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB)
	5.00%, 07/01/17	390,148
Michigan: 4.9%
175,000	City of Detroit, Sewage Disposal System, Series B (RB)
	4.50%, 07/01/16 (c)	164,575
165,000	City of Detroit, Water Supply System, Series A (RB)
	5.00%, 07/01/20	164,277
190,000	Michigan Tobacco Settlement Finance Authority, Series A (RB)
	5.13%, 06/01/17 (c)	162,520
		491,372
Missouri: 1.1%
120,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.00%, 06/15/15 (c)	111,264
Nebraska: 3.3%
300,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	326,964
New Jersey: 11.3%
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
185,000	4.88%, 09/15/19	182,538
325,000	5.13%, 08/20/22 (c)	316,686
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB)
	5.00%, 07/01/22 (c)	163,520
500,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.50%, 06/01/17 (c)	470,140
		1,132,884
New York: 4.8%
250,000	New York City Housing Development Corp., Series A (RB)
	5.00%, 07/01/15 (c)	266,725
215,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 03/10/14 (c)	213,271
		479,996
Ohio: 2.5%
250,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 03/10/14 (c)	250,025
Pennsylvania: 2.3%
220,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	225,658
Puerto Rico: 10.6%
250,000	Commomwealth of Puerto Rico, Series A (GO)
	5.50%, 07/01/19	196,098
250,000	Puerto Rico Electric Power Authority, Series TT (RB)
	5.00%, 07/01/17 (c)	172,348
250,000	Puerto Rico Highways & Transportation Authority, Series K (RB)
	5.00%, 07/01/15 (c)	195,208
215,000	Puerto Rico Highways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	159,674
250,000	University of Puerto Rico, Series P (RB)
	5.00%, 06/01/16 (c)	175,218
195,000	University of Puerto Rico, Series Q (RB)
	5.00%, 06/01/16 (c)	165,678
		1,064,224
South Carolina: 4.3%
350,000	Piedmont Municipal Power Agency (RB)
	6.25%, 01/01/21	429,275
Texas: 4.0%
355,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
	5.63%, 12/15/17	398,640
Washington: 3.0%
300,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
	5.25%, 01/01/17	296,730
Wisconsin: 2.8%
260,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/16 (c)	282,001
Total Municipal Bonds (Cost: $9,896,301)		9,915,011

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $1,071)
1,071	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,071
Total Investments: 99.0%
(Cost: $9,897,372)		9,916,082
Other assets less liabilities: 1.0%		97,915
NET ASSETS: 100.0%		$10,013,997

AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	7.6%	$749,249
Development	19.0	1,879,622
Education	1.1	111,264
Facilities	1.8	183,389
General Obligation	2.0	196,098
Higher Education	3.4	340,896
Medical	9.8	971,143
Multifamily Housing	2.7	266,725
Nursing Homes	8.8	871,434
Pollution	2.5	250,072
Power	6.1	601,623
Single Family Housing	2.0	202,602
Tobacco Settlement	9.6	954,062
Transportation	11.3	1,117,629
Utilities	9.0	890,351
Water	3.3	328,852
Money Market Fund	0.0	1,071
	100.0%	$9,916,082

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$9,915,011	$—	$9,915,011
Money Market Fund	1,071	—	—	1,071
Total	$1,071	$9,915,011	$—	$9,916,082

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.4%
Alabama: 1.8%
$1,500,000	Alabama Federal Aid Highway Finance Authority (RB)
	5.00%, 09/01/19	$1,759,470
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB)
	5.00%, 05/01/16	2,230,477
		3,989,947
Arizona: 1.0%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 01/01/16	534,530
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
	5.00%, 07/01/17	520,725
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
	5.00%, 07/01/17	988,375
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%, 07/01/14	309,798
		2,353,428
Arkansas: 0.5%
1,000,000	State of Arkansas, Federal Highway Grant (GO)
	5.00%, 04/01/18	1,165,520
California: 9.0%
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB)
	5.00%, 05/01/16	828,240
750,000	California State Department of Water Resources, Series M (RB)
	5.00%, 05/01/16	828,240
550,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/16	612,618
1,000,000	California State Public Works Board, Series G (RB)
	4.00%, 11/01/17	1,114,500
	California State Various Purpose (GO)
1,370,000	4.00%, 09/01/17	1,528,701
1,000,000	4.00%, 02/01/19	1,131,570
1,000,000	5.00%, 02/01/15	1,047,910
500,000	5.00%, 10/01/15	539,300
500,000	5.00%, 03/01/16	547,525
1,000,000	5.00%, 09/01/16	1,116,230
1,000,000	5.00%, 04/01/17	1,136,990
400,000	5.00%, 11/01/17	462,556
1,000,000	5.00%, 04/01/18	1,164,180
3,435,000	5.00%, 09/01/18	4,027,400
1,500,000	5.50%, 04/01/18	1,776,750
435,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/18	509,798
1,000,000	Los Angeles, California Unified School District, Series J (GO)
	5.00%, 07/01/17	1,149,200
500,000	Los Angeles, California Unified School District, Series KY (GO)
	5.00%, 07/01/15	533,450
250,000	Regents of University of California Medical Center, Series D (RB)
	5.00%, 05/15/14	253,380
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB)
	4.00%, 02/01/17	11,003
		20,319,541
Colorado: 0.4%
830,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series B-3 (RB)
	5.00%, 11/11/14 (p)	859,324
Connecticut: 1.9%
500,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/16	544,115
1,870,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB)
	0.88%, 02/08/18 (p)	1,862,296
850,000	Connecticut State Transportation Infrastructure, Series A (RB)
	5.00%, 12/01/17	982,719
	Connecticut State, Series C (GO)
500,000	5.25%, 11/01/15	542,980
300,000	5.75%, 11/01/18	362,847
		4,294,957
District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB)
	5.00%, 12/01/16	360,976
Florida: 4.8%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
400,000	4.00%, 06/01/17	436,912
400,000	6.00%, 06/01/16	448,644
600,000	City of Jacksonville, Florida, Series A (RB)
	5.00%, 10/01/16	669,276
	City of Jacksonville, Florida, Series B (RB)
260,000	5.00%, 10/01/16	290,020
475,000	5.00%, 10/01/17	540,275
1,500,000	City of Jacksonville, Florida, Series C (RB)
	5.00%, 10/01/18	1,749,165
665,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
	5.50%, 06/01/17	760,886
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 07/01/15	1,065,580
475,000	Florida State Board of Education Lottery, Series E
	5.00%, 07/01/16	525,322
400,000	Palm Beach County School District, Series A (CP)
	5.00%, 08/01/16 (p)	440,920
500,000	State of Florida, Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/18	578,030
1,250,000	State of Florida, Department of Transportation, Series B (RB)
	4.00%, 07/01/15	1,314,637
810,000	State of Florida, State Board of Education, Series A (GO)
	5.00%, 06/01/18	953,103
1,000,000	State of Florida, State Board of Education, Series C (GO)
	5.00%, 06/01/16	1,108,680
		10,881,450
Georgia: 2.9%
280,000	County Board of Education of Richmond County (GO) (SAW)
	5.00%, 10/01/17	322,498
700,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB)
	5.00%, 10/01/19	815,010
1,000,000	Georgia State Road & Tollway Authority, Series A (RB)
	5.00%, 06/01/19	1,175,010
2,315,000	Gwinnett County School District, Series A (GO)
	4.50%, 10/01/17	2,629,238
500,000	Municipal Electric Authority of Georgia, Series A (RB)
	5.00%, 11/01/17	573,010
500,000	State of Georgia, Series D (GO)
	5.00%, 05/01/17	571,150
410,000	State of Georgia, Series I (GO)
	4.00%, 07/01/19	468,983
		6,554,899
Illinois: 11.1%
480,000	Chicago, Illinois, O'Hare International Airport Revenue, Series B (RB)
	5.00%, 01/01/17	535,872
250,000	Chicago, Illinois, O'Hare International Airport, 3rd Lien, Series A (RB)
	5.00%, 01/01/17	279,100
250,000	County of Cook, Community College District No. 535 (GO)
	4.00%, 12/01/17	278,055
	County of Cook, Series A (GO)
365,000	4.00%, 11/15/16	396,916
3,000,000	5.00%, 11/15/17	3,416,190
315,000	5.00%, 11/15/19	364,077
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	5.25%, 05/15/15	520,835
	State of Illinois (GO)
500,000	5.00%, 01/01/15	519,975
500,000	5.00%, 01/01/15	520,210
750,000	5.00%, 08/01/15	796,185
1,500,000	5.00%, 01/01/16	1,615,920
400,000	5.00%, 01/01/16	431,308
1,055,000	5.00%, 01/01/17	1,166,893
700,000	5.00%, 01/01/17	773,822
750,000	5.00%, 03/01/17	832,582
4,300,000	5.00%, 08/01/17	4,822,192
500,000	5.00%, 01/01/18	563,905
1,000,000	State of Illinois, Department of Employment Security, Series B (RB)
	5.00%, 12/15/16 (c)	1,114,340
500,000	State of Illinois, Sales Tax, Junior Lien (RB)
	3.00%, 06/15/16	527,245
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	525,815
500,000	3.50%, 09/01/15	520,730
250,000	3.88%, 09/01/17	271,120
850,000	4.00%, 01/01/17	915,475
3,250,000	4.00%, 09/01/18 (c)	3,421,957
50,000	State of Illinois, Series B (GO)
	5.00%, 01/01/15	51,998
		25,182,717
Indiana: 0.6%
1,200,000	Indiana Health and Educational Facility Financing Authority, Series B-8 (RB)
	4.10%, 11/03/16 (p)	1,308,648
Kentucky: 1.6%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	566,190
1,710,000	5.00%, 02/01/18	1,987,738
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB)
	5.00%, 08/01/17	454,428
670,000	Kentucky State Property & Building Commission, Project No. 96, Series A (RB)
	5.00%, 11/01/14	693,731
		3,702,087
Maryland: 1.9%
3,000,000	Baltimore County Consolidated Public Improvement (GO)
	5.00%, 08/01/18	3,512,520
500,000	Maryland State Transportation Authority (RB)
	5.25%, 03/01/16	549,885
250,000	State of Maryland, Third Series C (GO)
	5.00%, 11/01/17	289,903
		4,352,308
Massachusetts: 2.7%
500,000	Commonwealth of Massachusetts, Series A (GO)
	5.00%, 03/01/16	547,745
1,000,000	Commonwealth of Massachusetts, Series E (GO)
	5.00%, 12/01/16	1,126,850
100,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15	106,719
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,131,360
750,000	Massachusetts Development Finance Agency, Series K-4 (RB)
	5.00%, 01/14/16 (p)	813,300
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB)
	5.00%, 05/15/15	530,545
1,100,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
	5.00%, 08/15/18	1,291,103
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB)
	5.00%, 08/01/18	652,747
		6,200,369
Michigan: 3.6%
500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM)
	5.00%, 07/01/18	501,935
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB)
	5.00%, 10/01/17	1,343,198
1,000,000	Michigan Finance Authority, School District of the City of Detroit (RB)
	5.00%, 06/01/15	1,044,290
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,149,930
1,950,000	5.00%, 07/01/18	2,289,027
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB)
	5.00%, 11/15/15	540,330
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB)
	2.00%, 05/30/18 (p)	517,000
565,000	Wayne Country Airport Authority, Series A-D (RB)
	5.00%, 12/01/18	640,863
		8,026,573
Minnesota: 3.5%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB)
	4.00%, 11/15/18 (p)	2,298,480
2,855,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB)
	4.00%, 11/15/18 (p)	3,201,055
900,000	Minnesota State, Series E (GO)
	5.00%, 08/01/19	1,074,807
500,000	Minnesota State, Series H (GO)
	5.00%, 11/01/14	517,860
675,000	Regents of University of Minnesota, Series A (RB)
	5.00%, 12/01/18	797,249
		7,889,451
Missouri: 1.5%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB)
	5.00%, 04/15/15	316,650
	Mississippi Highways & Transportation Commission, Series A (RB)
515,000	2.25%, 05/01/15	528,055
1,500,000	5.00%, 05/01/16	1,655,055
900,000	State of Missouri, Series A (CP)
	2.13%, 10/01/18	930,951
		3,430,711
Nebraska: 0.5%
1,000,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	1,136,760
New Jersey: 6.6%
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB)
	5.00%, 12/15/17	1,275,923
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB)
	4.00%, 12/15/16	548,525
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
990,000	5.00%, 09/01/17	1,127,115
490,000	5.00%, 09/01/18	567,386
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB)
	5.00%, 09/15/18	1,142,880
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB)
	5.00%, 12/01/15	540,770
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB)
	3.75%, 12/01/18	1,075,750
500,000	New Jersey State, Series O (GO)
	5.00%, 08/01/15	535,040
1,455,000	New Jersey State, Series S (GO)
	5.00%, 08/15/19	1,729,267
2,345,000	New Jersey Transportation Trust Fund Authority, Series B (RB)
	5.00%, 06/15/18	2,705,215
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/17	2,710,913
635,000	State of New Jersey, Series A (CP)
	5.00%, 06/15/17	717,614
150,000	State of New Jersey, Series Q (GO)
	5.00%, 08/15/18	175,986
		14,852,384
New Mexico: 0.6%
1,075,000	New Mexico Finance Authority, State Transportation Commission (RB)
	4.00%, 06/15/16	1,165,579
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB)
	5.00%, 12/15/16	280,700
		1,446,279
New York: 15.9%
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	271,810
850,000	5.00%, 08/01/17	971,643
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW)
	5.00%, 05/01/19	1,653,831
	Long Island Power Authority, Electric System, Series A (RB)
900,000	4.00%, 05/01/15	942,408
500,000	5.00%, 05/01/16	545,445
350,000	Metropolitan Transportation Authority, Series C-2 (RB)
	4.00%, 11/15/14	360,413
	Metropolitan Transportation Authority, Series D (RB)
520,000	5.00%, 11/15/17	598,172
400,000	5.00%, 11/15/18	466,116
300,000	New York City Transitional Finance Authority, Series A (RB)
	5.00%, 11/01/16	336,588
145,000	New York City Transitional Finance Authority, Series B (RB)
	5.00%, 11/01/15	156,862
	New York City Transitional Finance Authority, Series D (RB)
445,000	5.00%, 11/01/15	481,405
55,000	5.00%, 11/01/15	59,550
210,000	New York City Transitional Finance Authority, Series E (RB)
	3.00%, 11/01/14	214,370
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB)
	5.00%, 05/01/15	795,097
	New York City, Series D (GO)
300,000	5.00%, 02/01/16	327,249
600,000	5.00%, 10/01/17	688,962
500,000	New York City, Series E (GO)
	4.00%, 08/01/14	509,455
375,000	New York City, Series F-1 (GO)
	5.00%, 03/01/16	410,396
1,400,000	New York City, Series G-3 (GO)
	5.00%, 03/01/17	1,581,272
300,000	New York City, Series I (GO)
	5.00%, 08/01/17	342,933
	New York City, Series K (GO)
500,000	4.00%, 08/01/14	509,455
1,500,000	5.00%, 08/01/17	1,714,665
500,000	New York State Dormitory Authority, Colombia University, Series A (RB)
	5.00%, 10/01/18	589,250
410,000	New York State Dormitory Authority, Mental Health Services, Series A (RB)
	5.50%, 02/15/17	466,998
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 02/15/18	289,810
300,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 02/15/19	353,853
1,400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	4.00%, 03/15/19	1,582,616
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/18	1,167,470
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 02/15/15	1,049,360
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB)
	5.00%, 03/15/15	526,390
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB)
	5.00%, 04/01/16	1,097,490
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
500,000	5.00%, 04/01/14	503,915
800,000	5.00%, 04/01/19	934,072
1,350,000	New York State Thruway Authority, Series A (RB)
	5.00%, 05/01/19	1,568,686
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
450,000	5.00%, 03/15/15	474,012
1,000,000	5.00%, 03/15/17	1,135,740
300,000	5.00%, 03/15/18	348,738
450,000	5.00%, 03/15/19	532,071
580,000	New York State Urban Development Corp., Series D (RB)
	5.00%, 01/01/16	631,875
250,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.25%, 01/01/17	283,123
2,065,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
	5.00%, 12/15/18	2,433,355
	New York State, Series A (GO)
1,400,000	3.00%, 02/01/16	1,473,472
500,000	3.00%, 03/01/16	527,335
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW)
	5.00%, 12/01/19	325,097
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,136,000
2,000,000	5.00%, 06/01/18	2,313,660
400,000	Town of Oyster Bay (GO)
	3.00%, 08/15/17	423,372
		36,105,857
North Carolina: 5.9%
250,000	County of Mecklenburg, Series A (GO)
	5.00%, 12/01/17	290,265
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/15	312,543
	North Carolina Eastern Municipal Power Agency, Series B (RB)
250,000	5.00%, 01/01/16	271,258
1,000,000	5.00%, 01/01/17	1,117,930
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/18	1,173,520
810,000	North Carolina State, Capital Improvement, Series A (RB)
	5.00%, 05/01/15	858,082
1,670,000	North Carolina State, Department of State Treasurer (RB)
	5.00%, 03/01/16	1,823,640
1,000,000	North Carolina State, Grant Anticipation Revenue (RB)
	5.00%, 03/01/19	1,172,990
250,000	North Carolina State, Infrastructure Financing Corp., Series A (CP) (AGM)
	5.00%, 05/01/14	252,948
	North Carolina State, Series A (GO)
325,000	5.00%, 03/01/15	341,773
300,000	5.00%, 03/01/17	340,713
275,000	5.00%, 03/01/19	326,719
3,000,000	North Carolina State, Series B (GO)
	5.00%, 06/01/18	3,513,270
500,000	North Carolina State, Series C (GO)
	3.50%, 05/01/16	535,325
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB)
	5.00%, 07/01/18	349,476
690,000	Wake County, North Carolina, Series D (GO)
	4.00%, 02/01/15	716,172
		13,396,624
Ohio: 1.0%
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM)
	5.00%, 06/15/14	254,385
850,000	Ohio State Water Development Authority, Series A (RB)
	3.38%, 07/01/15 (p)	866,107
1,000,000	State of Ohio, Higher Education, Series C (GO)
	5.00%, 08/01/16	1,115,130
		2,235,622
Pennsylvania: 4.6%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB)
	5.00%, 05/15/14	405,396
650,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) (AGM)
	5.00%, 06/15/18	755,235
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,144,810
1,000,000	5.00%, 07/01/18	1,170,550
	Commonwealth of Pennsylvania, First Series (GO)
1,205,000	5.00%, 11/15/18	1,421,285
1,000,000	5.00%, 04/01/19	1,183,360
300,000	5.00%, 06/01/19	355,875
1,900,000	Commonwealth of Pennsylvania, Second Refunding Series (GO)
	5.00%, 07/01/17	2,175,139
1,250,000	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
	5.00%, 07/01/18	1,464,962
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST)
	5.00%, 06/15/14	254,423
		10,331,035
Puerto Rico: 2.8%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB)
	5.00%, 07/01/16	425,158
	Puerto Rico Commonwealth, Government Development, Series B (RB)
250,000	5.00%, 12/01/14	242,798
500,000	5.00%, 12/01/15	445,970
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
	5.25%, 07/01/14	224,609
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL)
	4.00%, 07/01/14	74,777
	Puerto Rico Electric Power Authority, Series ZZ (RB)
1,000,000	5.00%, 07/01/16	866,200
1,205,000	5.00%, 07/01/17	988,570
375,000	5.00%, 07/01/18	292,286
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD)
	5.75%, 07/01/15	967,869
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
	5.25%, 07/01/16	434,920
	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
220,000	3.75%, 08/01/15	218,585
1,245,000	4.25%, 08/01/17	1,211,173
		6,392,915
South Carolina: 1.0%
1,000,000	Piedmont Municipal Power Agency, Series A (RB)
	5.00%, 01/01/17	1,114,560
1,000,000	South Carolina Public Service Authority, Series B (RB)
	5.00%, 12/01/18	1,169,320
		2,283,880
Tennessee: 0.2%
485,000	City of Memphis, Electric System Revenue (RB)
	5.00%, 12/01/16	545,208
Texas: 4.5%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB)
	5.00%, 11/01/18	641,020
500,000	City of Dallas, Series A (GO)
	5.00%, 02/15/18	580,695
460,000	City of Houston, Texas, Series A (GO)
	5.00%, 03/01/18	533,241
300,000	City of San Antonio Texas, Series D (RB)
	5.00%, 02/01/17	339,426
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/01/16	279,690
375,000	Harris County, Texas Permanent Improvement, Series B (GO)
	5.00%, 10/01/19	446,355
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,040,524
630,000	5.00%, 05/15/16	691,255
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
	5.00%, 05/15/17	339,429
1,500,000	Lower Colorado River Authority, Series B (RB)
	5.00%, 05/15/19	1,752,120
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14	258,593
1,610,000	Texas Public Finance Authority
	5.00%, 10/01/18	1,899,800
1,050,000	Texas Public Finance Authority, Unemployment Compensation, Series B (RB)
	5.00%, 07/01/15 (c)	1,117,315
250,000	Texas State University System, Board of Regents (RB)
	5.00%, 03/15/18	290,178
		10,209,641
Utah: 1.8%
	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB)
750,000	5.00%, 07/01/14 (c)	763,282
500,000	5.00%, 07/01/15	532,860
	State of Utah, Series C (GO)
1,000,000	5.00%, 07/01/17	1,151,030
650,000	5.00%, 07/01/18	766,083
825,000	Utah State Board of Regents, Series EE-2 (RB)
	4.50%, 11/01/17	936,160
		4,149,415
Virginia: 1.4%
450,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 04/01/15	474,971
760,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
	5.00%, 02/01/19	897,423
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB)
	5.00%, 09/01/17	574,760
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB)
	5.00%, 03/15/15	1,163,963
		3,111,117
Washington: 2.5%
555,000	City of Seattle, Municipal Light and Power, Series B (RB)
	5.00%, 06/01/19	657,120
500,000	Energy Northwest, Columbia Generating Station Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/18	583,630
395,000	Energy Northwest, Project 3 Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/15	421,481
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB)
	5.00%, 12/01/17	304,005
525,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 07/01/17	602,369
500,000	Washington State, Various Purpose, Series B (GO)
	5.00%, 07/01/17	573,685
1,540,000	Washington State, Various Purpose, Series R-A (GO)
	5.00%, 01/01/18	1,783,690
675,000	Washington State, Various Purpose, Series R-D (GO)
	5.00%, 07/01/15	720,252
		5,646,232
Wisconsin: 0.1%
150,000	State of Wisconsin, Series 2 (GO)
	5.00%, 05/01/19	177,933
Total Municipal Bonds (Cost: $221,975,340)		222,893,808

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $1,151,298)
1,151,298	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,151,298
Total Investments: 98.9% (Cost: $223,126,638)		224,045,106
Other assets less liabilities: 1.1%		2,434,139
NET ASSETS: 100.0%		$226,479,245

AGM	Assured Guaranty Municipal Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

	% of
Summary of Investments By Sector (unaudited)	Investments	Value
Airport	1.1%	$2,400,860
Bond Bank	0.1	325,097
Development	2.8	6,295,630
Education	5.2	11,547,040
Facilities	5.1	11,457,289
General Obligation	44.9	100,546,707
Higher Education	4.6	10,201,877
Medical	8.4	18,736,069
Pollution	0.4	866,107
Power	8.4	18,827,499
School District	1.9	4,311,888
Student Loan	0.4	936,160
Transportation	13.4	29,971,797
Utilities	0.6	1,427,913
Water	2.2	5,041,875
Money Market Fund	0.5	1,151,298
	100.0%	$224,045,106

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$222,893,808	$—	$222,893,808
Money Market Fund	1,151,298	—	—	1,151,298
Total	$1,151,298	$222,893,808	$—	$224,045,106

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2014 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$28,118,747	$25,856	$(3,443,257)	$(3,417,401)
High-Yield	867,509,979	23,216,277	(57,098,300)	(33,882,023)
Intermediate	580,445,455	9,226,003	(9,953,426)	(727,423)
Long	71,741,981	1,445,081	(3,288,009)	(1,842,928)
Pre-Refunded	33,730,793	512,630	(10,699)	501,931
Short High Yield	9,897,372	58,844	(40,134)	18,710
Short	223,117,775	2,401,386	(1,474,055)	927,331

ITEM 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 27, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2014